UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd.	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services. 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 07/31

Date of reporting period: 04/30/07

Item 1.	Schedule of Investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (97.0%)
China (7.0%)
Consumer Discretionary (3.9%)
1,187,000	China Resources Enterprise Ltd.	$4,051,661

Energy (2.1%)
1,312,000	China Oilfield Services, Class H	1,120,421
434,000	China Shenhua Energy Co. Ltd.	1,084,140

		2,204,561

Financials (1.0%)
431,000	China Merchants Bank Co. Ltd. (a)	1,061,218

		7,317,440

Hong Kong (23.1%)
Consumer Discretionary (6.6%)
298,000	Cheung Kong Holdings Ltd.	3,885,863
699,200	Li & Fung Ltd.	2,198,911
328,000	Shangri-La Asia Ltd.	805,093

		6,889,867

Energy (2.4%)
2,866,500	CNOOC Ltd.	2,491,908

Financials (4.1%)
766,000	Hang Lung Group Ltd.	2,947,585
108,500	Wing Hang Bank Ltd.	1,303,853

		4,251,438

Industrials (3.7%)
207,242	Kerry Properties Ltd.	1,042,542
125,500	Swire Pacific Ltd., Class A	1,439,956
622,500	Swire Pacific Ltd., Class B	1,367,205

		3,849,703

Telecommunications (3.4%)
7,520,000	China Telecom Corp. Ltd., Class H	3,595,510

Utilities (2.9%)
1,250,000	Hong Kong & China Gas Co. Ltd.	2,981,898

		24,060,324

India (1.6%)
Financials (0.9%)
12,900	HDFC Bank Ltd., ADR	936,927

Information Technology (0.7%)
14,500	Infosys Technologies Ltd., ADR	759,075

		1,696,002

Malaysia (11.9%)
Consumer Discretionary (4.4%)
754,200	Astro All Asia Networks PLC	1,113,658
1,392,500	Genting Berhad	3,460,892

		4,574,550

Consumer Staples (4.0%)
571,400	IOI Corp. Berhad	4,218,670

Financials (1.8%)
440,700	Bumiputra-Commerce Holdings Berhad	1,391,684
145,800	Golden Hope Plantations Berhad	338,921
37,400	Sime Darby Berhad	100,608

		1,831,213

Industrials (1.7%)
243,100	Gamuda Berhad	557,993
361,200	Tenaga Nasional Berhad	1,204,000

		1,761,993

		12,386,426

Philippines (3.4%)
Financials (1.4%)
112,408	Ayala Corp.	1,418,099

Telecommunications (2.0%)
15,422	Philippine Long Distance Telephone Co.	823,631
23,700	Philippine Long Distance Telephone Co. ADR	1,265,817

		2,089,448

		3,507,547

Singapore (16.8%)
Consumer Staples (3.7%)
1,097,000	Fraser & Neave Ltd.	3,900,059

Financials (6.0%)
130,000	Great Eastern Holdings Ltd.	1,668,971
763,346	Oversea-Chinese Banking Corp. Ltd.	4,523,085

		6,192,056

Industrials (6.5%)
331,000	Keppel Corp. Ltd.	4,663,507
637,000	SembCorp Industries Ltd.	2,046,586

		6,710,093

Telecommunications (0.6%)
318,857	Starhub Ltd	612,985

		17,415,193

South Korea (11.3%)
Consumer Discretionary (3.8%)
33,150	LG Corp.	1,218,279
3,970	Shinsegae Co. Ltd.	2,713,217

		3,931,496

Financials (3.7%)
9,856	Samsung Fire & Marine Insurance Co. Ltd.	1,758,108
37,560	Shinhan Financial Group Co. Ltd. (a)	2,135,100

		3,893,208

Information Technology (3.8%)
18,750	S1 Corp.	811,976
5,057	Samsung Electronics Co. Ltd.	3,119,190

		3,931,166

		11,755,870

Taiwan (16.2%)
Consumer Staples (2.0%)
2,123,000	Uni-President Enterprises Corp.	2,096,806

Electrical Components & Equipment (2.2%)
730,250	Delta Electronics, Inc.	2,290,869

Financials (3.1%)
708,000	Cathay Financial Holding Co. Ltd.	1,441,038
1,294,000	Chinatrust Financial Holding Company Ltd.	1,019,708
1,336,200	E.SUN Financial Holding Co. Ltd.	758,133

		3,218,879

Industrials (1.5%)
339,000	AU Optronics Corp.	536,318

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Taiwan, continued
529,000	Formosa Plastics Corp.	$1,013,185

		1,549,503

Information Technology (7.4%)
253,674	Advantech Co. Ltd.	750,109
388,100	Asustek Computer, Inc.	890,122
204,371	Hon Hai Precision Industry Co. Ltd.	1,358,956
610,550	Powertech Technology, Inc.	2,291,097
1,177,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,427,423

		7,717,707

		16,873,764

Thailand (3.4%)
Energy (1.6%)
266,500	PTT PCL	1,687,194

Financials (1.1%)
565,700	Kasikornbank PCL	1,155,819

Telecommunications (0.7%)
308,900	Advanced Info Service PCL	671,135

		3,514,148

United Kingdom (2.3%)
Financials (2.3%)
75,120	Standard Chartered PLC	2,338,629

Total Common Stocks (Cost $73,307,429)		100,865,343

Investment Companies (1.3%)
1,344,819	Victory Institutional Money Market Fund, Investor Shares, 5.02% (b)	1,344,819

Total Investment Companies (Cost $1,344,819)		1,344,819

Total Investments (Cost $74,652,248) (c)—98.3%		102,210,162
Other assets in excess of liabilities — 1.7%		1,756,961

NET ASSETS — 100.0%		$103,967,123

(a)	Non-income producing security.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2007.

(c)	Cost for federal income tax purposes is $74,833,131. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$28,024,741
Unrealized depreciation	(647,710)

Net unrealized appreciation	$27,377,031

ADR	American Depositary Receipt

PCL	Public Co. Ltd.

PLC	Public Liability Co.

At April 30, 2007 the Fund’s foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ Depreciation
Short:
Hong Kong Dollar	5/2/07	118,789	$15,189	$15,186	$3
Malaysia Ringit	5/4/07	323,695	94,565	94,666	(101)

Total Short Contracts			$109,754	$109,852	$(98)

Long:
Hong Kong Dollar	5/2/07	93,834	$11,998	$11,996	$(2)
Hong Kong Dollar	5/2/07	1,754,383	224,331	224,283	(48)
Malaysia Ringit	5/4/07	575,535	168,138	168,318	180
Malaysia Ringit	5/4/07	721,217	210,697	210,924	227

Total Long Contracts			$615,164	$615,521	$357

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.8%)
Australia (2.2%)
Energy (0.7%)
52,648	Woodside Petroleum Ltd.	$1,723,197

Financials (0.8%)
82,583	Westpac Banking Corp.	1,854,789

Materials (0.7%)
22,906	Rio Tinto Ltd.	1,576,097

		5,154,083

Austria (0.7%)
Financials (0.7%)
20,140	Erste Bank de Oesterreichischen Sparkassen AG	1,621,929

Brazil (3.8%)
Consumer Staples (0.6%)
24,600	Companhia De Bebidas das Americas (AmBev)	1,437,132

Energy (1.1%)
25,919	Petroleo Brasileiro SA, ADR	2,623,780

Financials (0.6%)
34,000	Banco Itau Holding Financeira SA, ADR	1,311,720

Materials (1.0%)
64,100	Companhia de Bebidas das Americas, ADR	2,191,579

Utilities (0.5%)
22,400	Companhia Energetica de Minas Gerais SA, ADR	1,161,888

		8,726,099

Canada (3.5%)
Consumer Staples (0.6%)
32,100	Loblaw Cos., Ltd.	1,446,467

Energy (1.5%)
43,505	Cameco Corp.	2,028,203
17,214	Suncor Energy, Inc.	1,385,727

		3,413,930

Financials (1.4%)
24,020	IGM Financial, Inc.	1,160,519
56,478	Manulife Financial Corp.	2,039,421

		3,199,940

		8,060,337

Cayman Islands (0.5%)
Consumer Discretionary (0.5%)
34,600	Focus Media Holding Ltd., ADR (a)	1,280,200

China (1.0%)
Consumer Discretionary (0.4%)
2,676,000	Denway Motors Ltd.	1,074,204

Energy (0.6%)
1,534,000	China Petroleum & Chemical Corp.	1,349,227

		2,423,431

Denmark (1.1%)
Industrials (1.1%)
39,302	Vestas Wind Systems A/S (a)	2,584,521

Finland (0.5%)
Information Technology (0.5%)
49,100	Nokia Oyj, Class A	1,250,162

France (10.0%)
Consumer Discretionary (1.4%)
11,500	LVMH Moet Hennessy Louis Vuitton SA	1,349,018
44,700	Vivendi Universal SA	1,852,970

		3,201,988

Consumer Staples (1.4%)
41,114	Carrefour SA	3,176,942

Energy (1.3%)
41,782	Total SA, ADR	3,078,916

Financials (2.0%)
36,447	AXA, ADR	1,678,749
15,287	BNP Paribas SA	1,786,581
26,396	Credit Agricole SA	1,119,418

		4,584,748

Industrials (1.1%)
16,281	Electricite de France	1,424,007
8,629	Schneider Electric SA	1,225,347

		2,649,354

Information Technology (1.1%)
16,000	Iliad SA	1,639,581
42,800	STMicroelectronics NV, NY Registered Shares	832,888

		2,472,469

Telecommunications (1.2%)
68,026	Alcatel-Lucent	899,439
64,900	France Telecom SA	1,911,923

		2,811,362

Utilities (0.5%)
21,629	Suez SA	1,238,945

		23,214,724

Germany (5.0%)
Consumer Discretionary (1.4%)
55,789	Adidas-Salomon AG	3,338,038

Financials (0.8%)
34,948	Commerzbank AG	1,751,525

Industrials (1.1%)
9,354	Siemens AG	1,139,016

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Germany, continued
7,179	Wacker Chemie AG (a)	$1,313,216

		2,452,232

Information Technology (1.2%)
60,128	SAP AG, ADR	2,886,144

Utilities (0.5%)
11,718	RWE AG	1,244,279

		11,672,218

Greece (1.3%)
Consumer Discretionary (0.6%)
33,472	Folli-Follie SA, Registered Shares	1,356,473

Financials (0.7%)
30,011	National Bank of Greece SA	1,690,415

		3,046,888

Hong Kong (3.2%)
Consumer Discretionary (1.6%)
510,000	Cosco Pacific Ltd.	1,245,302
197,200	Esprit Holdings Ltd.	2,407,584

		3,652,886

Industrials (0.9%)
1,178,000	Datang International Power Generation Co. Ltd.	1,359,891
1,265,500	Johnson Electric Holdings Ltd.	768,740

		2,128,631

Telecommunications (0.7%)
517,000	Foxconn International Holdings Ltd. (a)	1,566,426

		7,347,943

India (1.8%)
Financials (0.6%)
19,900	HDFC Bank Ltd., ADR	1,445,337

Information Technology (1.2%)
33,152	Infosys Technologies Ltd., ADR	1,735,507
39,746	Patni Computer Systems Ltd., ADR	1,049,295

		2,784,802

		4,230,139

Indonesia (0.3%)
Financials (0.3%)
2,119,500	PT Bank Mandiri	717,624

Ireland (0.8%)
Financials (0.8%)
81,320	Anglo Irish Bank Corp.	1,838,624

Israel (0.7%)
Health Care (0.7%)
45,098	Teva Pharmaceutical Industries Ltd., ADR	1,727,704

Italy (4.2%)
Energy (2.3%)
47,893	ENI SpA	1,596,499
120,230	Saipem SpA	3,809,326

		5,405,825

Financials (1.9%)
426,527	UniCredito Italiano SpA	4,411,525

		9,817,350

Japan (15.6%)
Consumer Discretionary (3.7%)
31,100	Daiei, Inc. (The) (a)	370,170
275,000	Isuzu Motors Ltd.	1,461,664
91,300	Nissan Motor Co. Ltd.	928,513
75,000	Onward Kashiyama Co. Ltd.	1,008,831
67,000	Sharp Corp.	1,239,391
36,100	Toyota Motor Corp.	2,211,869
14,000	Yamada Denki Co. Ltd.	1,305,432

		8,525,870

Financials (4.3%)
122,000	Bank of Yokohama Ltd. (The)	901,699
228,000	Joyo Bank Ltd. (The)	1,406,512
34,700	Millea Holdings, Inc.	1,292,500
48,400	Nomura Holdings, Inc.	937,859
7,100	ORIX Corp.	1,910,647
34,600	Promise Co., Ltd.	1,045,501
175	Sumitomo Mitsui Financial Group, Inc.	1,538,043
111,000	Sumitomo Trust & Banking Co. Ltd. (The)	1,094,484

		10,127,245

Health Care (1.0%)
67,000	Shionogi & Co. Ltd.	1,312,296
16,000	Takeda Pharmaceutical Co. Ltd.	1,041,935

		2,354,231

Industrials (3.2%)
51,600	JS Group Corp.	1,172,629
116,000	NGK Insulators Ltd.	2,553,612
15,700	SMC Corp.	2,025,086
96,700	Sumitomo Corp.	1,671,428

		7,422,755

Information Technology (1.8%)
24,150	Canon, Inc.	1,364,464
18,300	Nidec Corp.	1,164,141
5,700	Nintendo Co. Ltd.	1,796,309

		4,324,914

Materials (0.7%)
35,000	Nitto Denko Corp.	1,558,550

Telecommunications (0.4%)
115	KDDI Corp.	907,718

Utilities (0.5%)
285,000	OSAKA Gas Co. Ltd.	1,073,491

		36,294,774

Luxembourg (1.0%)
Telecommunications (1.0%)
27,500	Millicom International Cellular SA (a)	2,234,375

Mexico (2.3%)
Consumer Staples (1.0%)
10,500	Fomento Economico Mexicano SA	1,130,745

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Mexico, continued
31,232	Wal-Mart de Mexico SA de CV, ADR	$1,228,558

		2,359,303

Industrials (0.7%)
51,017	Cemex SA de CV, ADR	1,658,052

Telecommunications (0.6%)
23,300	America Movil SAB de CV, Series L	1,223,949

		5,241,304

Netherlands (2.0%)
Consumer Discretionary (0.7%)
37,565	Koninklijke (Royal) Philips Electronics NV	1,541,668

Consumer Staples (0.8%)
32,528	Royal Numico NV	1,800,232

Financials (0.5%)
26,128	ING Groep NV	1,199,320

		4,541,220

Norway (0.7%)
Energy (0.7%)
53,100	Renewable Energy Corp AS (a)	1,535,714

Russia (1.4%)
Energy (0.8%)
8,896	LUKOIL, ADR	711,680
26,000	OAO Gazprom, ADR	1,037,400

		1,749,080

Materials (0.6%)
41,190	Evraz Group SA, GDR (b)	1,451,948

		3,201,028

Singapore (1.3%)
Financials (0.6%)
100,000	DBS Group Holdings Ltd.	1,402,331

Industrials (0.7%)
119,000	Keppel Corp. Ltd.	1,676,608

		3,078,939

South Korea (2.1%)
Consumer Discretionary (0.4%)
16,324	Hyundai Motor Co.	1,040,203

Financials (0.4%)
9,720	Kookmin Bank (a)	872,147

Information Technology (1.3%)
4,993	Samsung Electronics Co. Ltd.	3,079,714

		4,992,064

Spain (3.0%)
Financials (2.1%)
93,281	Banco Bilbao Vizcaya Argentaria SA	2,246,523
152,255	Banco Santander Central Hispano SA	2,740,245

		4,986,768

Telecommunications (0.9%)
91,420	Telefonica SA	2,059,498

		7,046,266

Switzerland (10.2%)
Consumer Staples (1.2%)
7,213	Nestle SA	2,866,024

Financials (1.8%)
19,197	Credit Suisse Group	1,517,603
39,496	UBS AG, Registered Shares	2,589,124

		4,106,727

Health Care (3.6%)
79,632	Novartis AG	4,646,409
13,378	Roche Holding AG, Genusschien	2,528,457
9,436	Synthes, Inc.	1,238,700

		8,413,566

Industrials (0.9%)
98,840	ABB Ltd.	2,005,615

Materials (2.7%)
17,500	Ciba Specialty Chemicals AG, Registered Shares	1,160,241
16,360	Holcim Ltd.	1,765,536
18,650	Lonza Group AG, Registered Shares	1,833,489
8,257	Syngenta AG	1,650,853

		6,410,119

		23,802,051

Taiwan (1.0%)
Information Technology (1.0%)
449,000	Taiwan Semiconductor Manufacturing Co. Ltd.	926,009
132,368	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,395,159

		2,321,168

Thailand (0.3%)
Financials (0.3%)
225,300	Bangkok Bank PCL	732,630

United Kingdom (17.3%)
Consumer Discretionary (3.2%)
252,980	British Sky Broadcasting Group PLC	2,908,514
26,354	Carnival PLC	1,336,327
153,732	Kingfisher PLC	837,622
126,000	Reuters Group PLC	1,202,987
516,405	Signet Group PLC	1,280,352

		7,565,802

Consumer Staples (1.2%)
23,812	Reckitt Benckiser PLC	1,309,796
156,963	Tesco PLC	1,451,530

		2,761,326

Financials (6.9%)
141,948	Barclays PLC	2,064,806
172,216	Cattles PLC	1,378,231
50,896	HBOS PLC	1,102,121
80,800	HSBC Holdings PLC	1,490,558
163,575	Man Group PLC	1,847,917
174,444	Michael Page International PLC	2,010,816
58,788	Northern Rock PLC	1,265,964
341,357	Old Mutual PLC	1,222,423
170,523	Prudential Corp. PLC	2,553,771
26,868	Royal Bank of Scotland Group PLC (The)	1,036,835

		15,973,442

Health Care (2.7%)
25,200	AstraZeneca PLC	1,380,601
78,535	GlaxoSmithKline PLC	2,275,353

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
United Kingdom, continued
209,076	Smith & Nephew PLC	$2,625,312

		6,281,266

Information Technology (1.4%)
632,860	ARM Holdings PLC	1,701,951
104,470	Autonomy Corp. PLC (a)	1,578,131

		3,280,082

Materials (1.0%)
98,631	BHP Billiton PLC	2,226,509

Telecommunications (0.9%)
72,864	Vodafone Group PLC, ADR	2,093,383

		40,181,810

Total Common Stocks (Cost $184,221,595)		229,917,319

Investment Companies (0.9%)
1,937,425	Victory Institutional Money Market Fund, Investor Shares, 5.02% (c)	1,937,425

Total Investment Companies (Cost $1,937,425)		1,937,425

Total Investments (Cost $186,159,020) (d)—99.7%		231,854,744
Other assets in excess of liabilities — 0.3%		800,196

NET ASSETS — 100.0%		$232,654,940

(a)	Non-income producing security.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser, using board approved procedures, has deemed this security to be liquid.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2007.

(d)	Cost for federal income tax purposes is $186,974,156. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$47,651,005
Unrealized depreciation	(2,770,417)

Net unrealized appreciation	$44,880,588

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PCL	Public Co. Ltd.

PLC	Public Liability Co.

At April 30, 2007 the Fund’s foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ Depreciation
Short:
Hong Kong Dollar	5/2/07	27,849	$27,853	$27,850	$3

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (95.6%)
Consumer Discretionary (21.1%)
44,500	ABM Industries, Inc.	$1,252,230
73,000	Aeropostale, Inc. (a)	3,003,950
50,900	AFC Enterprises, Inc. (a)	967,609
97,200	Aftermarket Technology Corp. (a)	2,685,636
150,700	American Greetings Corp., Class A	3,835,315
23,200	AnnTaylor Stores Corp. (a)	892,736
17,400	Blyth, Inc.	454,140
26,800	Bon-Ton Stores, Inc. (The)	1,331,156
19,100	Brown Shoe Company, Inc.	515,318
25,400	Cabela’s Inc. (a)	602,488
9,300	Central European Media Enterprises Ltd., Class A (a)	838,302
11,500	Charlotte Russe Holding, Inc. (a)	314,295
127,400	Charming Shoppes, Inc. (a)	1,592,500
214,400	Charter Communications, Inc., Class A (a)	647,488
15,900	Chemed Corp.	799,770
22,200	Crocs, Inc. (a)	1,240,536
19,000	Deckers Outdoor Corp. (a)	1,438,870
5,100	Dick’s Sporting Goods (a)	286,059
95,900	Dillard’s, Inc., Class A	3,321,017
10,200	Dollar Financial Corp. (a)	297,228
69,900	DreamWorks Animation SKG, Inc., Class A (a)	2,046,672
7,300	Dress Barn, Inc. (The) (a)	145,343
151,300	DSW, Inc. (a)	5,864,388
71,400	Elizabeth Arden, Inc. (a)	1,607,214
47,800	Entercom Communications Corp.	1,325,972
59,300	FTD Group, Inc. (a)	1,058,505
645,600	Gemstar-TV Guide International, Inc. (a)	2,866,464
34,900	Greenfield Online, Inc. (a)	570,964
6,100	Gymboree Corp. (The) (a)	232,898
90,700	Helen of Troy Ltd. (a)	2,058,890
21,200	Hot Topic, Inc. (a)	239,348
238,200	IKON Office Solutions, Inc.	3,563,472
128,700	IPC Holdings Ltd.	3,858,426
24,900	ITT Educational Services, Inc. (a)	2,420,529
24,600	J. Crew Group, Inc. (a)	996,054
14,300	Jack in the Box, Inc. (a)	952,666
104,800	JAKKS Pacific, Inc. (a)	2,518,344
133,400	Jo-Ann Stores, Inc. (a)	3,995,330
50,800	Jos. A. Bank Clothiers, Inc. (a)	1,962,912
89,600	Korn/Ferry International (a)	2,111,872
30,200	Lee Enterprises, Inc.	790,636
211,600	Lions Gate Entertainment Corp. (a)	2,418,588
11,400	Live Nation (a)	231,306
99,300	Lubys Cafeterias, Inc. (a)	993,993
164,000	Maidenform Brands, Inc. (a)	3,343,960
6,300	Martha Stewart Living Omnimedia, Inc., Class A	119,763
12,300	Max Capital Group Ltd.	329,640
36,500	Mercer International, Inc. (a)	447,490
73,000	Meredith Corp.	4,228,160
57,700	New York & Co., Inc. (a)	806,069
24,300	Noble International Ltd.	395,847
6,700	P.F. Chang’s China Bistro, Inc. (a)	256,275
73,100	Payless ShoeSource, Inc. (a)	2,331,890
243,000	Pep Boys - Manny, Moe & Jack (The)	4,531,950
38,400	Perry Ellis International, Inc. (a)	1,274,880
65,200	Phillips Van Heusen	3,644,680
161,500	Prestige Brands Holdings Inc. (a)	2,101,115
21,400	Priceline.Com, Inc. (a)	1,190,696
25,000	Quiksilver, Inc. (a)	332,500
118,300	Radio One, Inc., Class D (a)	835,198
14,100	RARE Hospitality International, Inc. (a)	410,592
25,800	Regis Corp.	986,334
37,400	Sally Beauty Holdings, Inc. (a)	367,268
38,100	Scholastic Corp. (a)	1,176,147
257,200	Scottish Re Group Ltd.	1,139,396
17,600	Select Comfort Corp. (a)	326,304
54,400	Skechers USA, Inc., Class A (a)	1,708,160
79,400	Sotheby’s	4,098,628
51,400	Source Interlink Cos., Inc. (a)	332,558
45,900	Spectrum Brands, Inc. (a)	319,464
46,100	Standard Motors Products, Inc.	845,013
23,600	Talbots, Inc. (The)	554,600
127,300	Tempur-Pedic International, Inc.	3,305,981
7,900	Tenneco, Inc. (a)	236,605
4,600	Thor Industries, Inc.	183,218
46,195	True Religion Apparel, Inc. (a)	688,305
106,150	Tuesday Morning Corp.	1,481,854
79,300	Warnaco Group, Inc. (The) (a)	2,242,604
152,800	Wolverine World Wide, Inc.	4,367,024

		122,087,597

Consumer Staples (1.2%)
12,100	Longs Drug Stores Corp.	662,354
37,700	Mannatech, Inc.	582,842
42,200	Ralcorp Holdings, Inc. (a)	2,777,182
44,800	Universal Corp.	2,808,064

		6,830,442

Energy (3.8%)
53,200	Cabot Oil & Gas Corp.	1,937,544
156,900	CMS Energy Corp. (a)	2,905,788
105,200	Covanta Holding Corp. (a)	2,581,608
56,900	Delek US Holdings, Inc.	1,085,083
8,900	Frontier Oil Corp.	314,437
23,600	General Maritime Corp.	756,852
35,800	Grey Wolf, Inc. (a)	256,328
242,600	Headwaters, Inc. (a)	5,257,142
8,200	Hercules Offshore, Inc. (a)	257,726
54,000	Input/Output, Inc. (a)	755,460
5,500	Lufkin Industries, Inc.	342,210
154,000	Parker Drilling Co. (a)	1,672,440
54,900	Pioneer Drilling Co. (a)	752,679
10,200	St. Mary Land & Exploration Co.	373,524
4,600	Swift Energy Co. (a)	186,990
37,600	Syntax-Brillian Corp. (a)	268,464
17,700	Trico Marine Services, Inc. (a)	685,167
57,400	Union Drilling, Inc. (a)	886,256
12,700	Unit Corp. (a)	725,805

		22,001,503

Financials (9.6%)
21,800	Advanta Corp., Class B	998,876
21,300	Allied World Assurance Holdings Ltd.	944,016
57,400	Amcore Financial, Inc.	1,642,214
46,200	Amerisafe, Inc. (a)	930,006
82,500	Apollo Investment Corp.	1,812,525
39,100	Aspen Insurance Holdings Ltd.	1,036,541

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Financials, continued
56,540	Associated Banc-Corp.	$1,830,765
112,350	Brookline Bancorp, Inc.	1,339,212
267,400	Castlepoint Holdings Ltd.	4,077,850
2,300	City Holding Co.	87,331
61,900	Cohen & Steers, Inc.	3,176,089
34,400	Community Bancorp (a)	1,056,424
46,400	Cousins Properties, Inc.	1,557,648
3,800	eHealth, Inc. (a)	83,904
64,100	Encore Capital Group, Inc. (a)	764,072
8,400	First Cash Financial Services, Inc. (a)	193,032
7,600	First Community Bancorp	416,936
84,600	First Indiana Corp.	1,642,932
7,300	FPIC Insurance Group, Inc. (a)	336,238
19,100	Hilb Rogal & Hobbs Co.	829,895
55,100	Impac Mortgage Holdings, Inc.	305,805
15,300	IndyMac Bancorp, Inc.	462,672
43,100	Integra Bank Corp.	979,232
25,400	Interactive Data Corp.	727,202
58,500	Intervest Bancshares Corp. (a)	1,489,410
77,600	Knight Capital Group, Inc. (a)	1,257,120
103,195	Macatawa Bank Corp.	1,668,663
19,900	MAF Bancorp, Inc.	798,985
9,400	Maguire Properties, Inc.	338,682
42,018	Marshall & Ilsley Corp.	2,017,705
127,000	MCG Capital Corp.	2,237,740
42,557	Mercantile Bank Corp.	1,147,323
18,700	National Financial Partners Corp.	861,509
51,300	Navigators Group, Inc. (a)	2,620,917
15,100	Oak Hill Financial, Inc.	347,602
75,700	PHH Corp. (a)	2,308,850
24,000	Pinnacle Financial Partners, Inc. (a)	702,480
23,000	Preferred Bank	841,800
77,229	Provident Bankshares Corp.	2,474,417
11,400	Strategic Hotels & Resorts, Inc.	246,810
6,700	Sunstone Hotel Investors, Inc.	191,084
120,300	TNS, Inc. (a)	1,460,442
93,200	Tower Group, Inc.	2,860,308
133,600	United Panam Financial Corp. (a)	1,893,112
30,200	Wadell & Reed Financial, Inc., Class A	731,444

		55,727,820

Health Care (7.3%)
43,800	Acadia Pharmaceuticals, Inc. (a)	598,308
96,500	Alkermes, Inc. (a)	1,585,495
47,000	American Oriental Bioengineering, Inc. (a)	467,650
13,500	AMN Healthcare Services, Inc. (a)	328,725
57,400	Applera Corporation - Celera Genomics Group (a)	803,600
71,500	BioLase Technology, Inc. (a)	464,750
106,500	Bradley Pharmaceuticals, Inc. (a)	2,090,595
57,200	Centene Corp. (a)	1,190,332
14,000	Cerner Corp. (a)	745,360
11,900	Cholestech Corp. (a)	230,622
26,800	CONMED Corp. (a)	812,576
101,300	CV Therapeutics, Inc. (a)	853,959
64,800	Cytokinetics, Inc. (a)	428,328
55,600	Emergency Medical Services Corp., Class A (a)	1,861,488
140,600	Encysive Pharmaceuticals, Inc. (a)	468,198
90,700	Healthspring, Inc. (a)	2,133,264
129,509	Healthtronics, Inc. (a)	602,217
13,100	Home Diagnostics, Inc. (a)	148,161
58,400	Human Genome Sciences, Inc. (a)	628,968
28,100	Immucor, Inc. (a)	916,903
52,200	Incyte Pharmaceuticals, Inc. (a)	402,462
13,900	inVentiv Health, Inc. (a)	527,505
20,600	ISIS Pharmaceuticals, Inc. (a)	210,738
28,600	Kindred Healthcard, Inc. (a)	998,712
23,500	Kosan Biosciences, Inc. (a)	135,125
67,500	LifePoint Hospitals, Inc. (a)	2,464,425
9,300	Magellan Health Services, Inc. (a)	398,970
37,800	Matria Healthcare, Inc. (a)	1,095,444
16,500	Medarex, Inc. (a)	225,885
27,200	Mentor Corp.	1,058,352
67,400	MGI Pharma, Inc. (a)	1,484,148
45,100	NBTY, Inc. (a)	2,228,391
15,200	Neurogen Corp. (a)	109,440
105,730	NPS Pharmaceuticals, Inc. (a)	420,805
18,500	Onyx Pharmaceuticals, Inc. (a)	495,060
104,800	Pain Therapeutics, Inc. (a)	814,296
71,400	Perrigo Co.	1,356,600
13,300	Pharmanet Development Group, Inc. (a)	362,957
29,600	Pharmion Corp. (a)	896,584
14,800	Progenics Pharmaceuticals, Inc. (a)	358,160
70,000	Regeneron Pharmaceuticals, Inc. (a)	1,904,000
79,400	RehabCare Group, Inc. (a)	1,300,572
87,000	Renovis, Inc. (a)	338,430
43,500	Rigel Pharmaceuticals, Inc. (a)	461,100
20,200	Salix Pharmaceuticals Ltd. (a)	263,004
34,700	STERIS Corp.	886,932
32,400	TriZetto Group, Inc. (The) (a)	631,152
6,400	Universal Health Services	388,608
156,734	Vistacare, Inc., Class A (a)	1,443,520
5,800	WellCare Health Plans, Inc. (a)	467,422
5,100	West Pharmaceutical Services	253,827
1,400	Wright Medical Group, Inc. (a)	33,068
6,800	Zoll Medical Corp. (a)	164,356
35,934	Zymogenetics Inc. (a)	537,573

		42,477,122

Industrials (15.9%)
104,500	AAR Corp. (a)	3,191,430
41,900	Acuity Brands, Inc.	2,477,128
6,000	Advisory Board Co. (The) (a)	284,880
50,700	American Commercial Lines, Inc. (a)	1,494,129
25,600	American Woodmark Corp.	883,456
15,900	Analogic Corp.	974,670
18,900	Applied Industrial Technologies	507,843
35,800	Armor Holdings, Inc. (a)	2,559,700
239,800	Brooks Automation, Inc. (a)	4,189,306
15,900	Ceradyne, Inc. (a)	935,715
90,700	CF Industries Holdings, Inc.	3,599,883
153,300	Champion Enterprises, Inc. (a)	1,575,924
23,200	Chindex International, Inc. (a)	466,088
56,000	Cognex Corp.	1,206,800
27,600	Complete Production Services, Inc. (a)	664,332
25,900	COMSYS IT Partners, Inc. (a)	589,484
43,300	Corrections Corp. of America (a)	2,459,440
25,100	Cymer, Inc. (a)	1,016,801

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Industrials, continued
25,400	FLIR Systems, Inc. (a)	$1,028,446
41,700	Freightcar America, Inc.	2,074,992
65,100	Gardner Denver Machinery, Inc. (a)	2,460,780
25,900	Graco, Inc.	1,023,050
62,700	Griffon Corp. (a)	1,504,173
19,400	Heidrick & Struggles International, Inc. (a)	915,292
38,100	Horizon Lines, Inc., Class A	1,295,781
106,000	Horizon Offshore, Inc. (a)	1,696,000
47,000	Hub Group, Inc. (a)	1,692,000
121,500	Intevac, Inc. (a)	2,953,665
98,400	Kaydon Corp.	4,676,952
36,300	Kennametal, Inc.	2,561,328
43,000	Knight Transportation, Inc.	837,210
21,100	Lamson & Sessions Co. (a)	533,408
16,300	Lennox International, Inc.	551,103
3,700	McGrath Rentcorp	111,555
3,000	Middleby Corp. (The) (a)	411,840
43,100	Mine Safety Appliances Co.	1,816,665
15,400	MKS Instruments, Inc. (a)	415,030
158,800	Nalco Holding Co. (a)	4,220,904
13,500	Nordson Corp.	618,705
35,200	ON Semiconductor Corp. (a)	376,992
22,200	Penn Virginia Corp.	1,777,110
26,300	Regal Beloit	1,212,956
14,000	Resources Connection, Inc. (a)	422,380
78,100	Semtech Corp. (a)	1,126,202
206,800	Silicon Motion Technology Corp., ADR (a)	5,016,968
23,600	Steelcase, Inc.	460,672
9,200	Sun Hydraulic Corp.	287,960
57,800	Superior Energy Services, Inc. (a)	2,099,874
16,200	Teledyne Technologies, Inc. (a)	714,582
23,200	Tennant Co.	742,864
13,100	Timken Co. (The)	432,038
5,300	Toro Co. (The)	266,325
18,000	Triumph Group, Inc.	1,094,580
21,300	Ultra Clean Holdings, Inc. (a)	311,832
39,500	United Industrial Corp.	1,932,340
2,600	United Rentals, Inc. (a)	87,100
57,500	URS Corp. (a)	2,512,750
38,400	Varian Semiconductor Equipment Associates, Inc. (a)	2,548,224
8,500	W.R. Grace & Co. (a)	226,100
67,200	Wabtec Corp.	2,496,480
51,800	Walter Industries, Inc.	1,539,496
43,600	Watson Wyatt & Co. Holdings	2,054,868

		92,216,581

Information Technology (18.0%)
382,100	3com Corp. (a)	1,539,863
15,200	Acxiom Corp.	343,520
85,200	Advanced Energy Industries (a)	2,087,400
138,400	Aeroflex, Inc. (a)	1,943,136
222,900	Amkor Technology, Inc. (a)	3,118,371
33,400	Anixter International, Inc. (a)	2,391,440
3,100	Ansoft Corp. (a)	100,099
6,600	ANSYS, Inc. (a)	337,920
125,700	Arris Group, Inc. (a)	1,862,874
111,100	Authorize.Net Holdings, Inc. (a)	1,959,804
139,800	Avocent Corp. (a)	3,915,798
82,900	Benchmark Electronics, Inc. (a)	1,755,822
17,000	Blackbaud, Inc.	375,360
15,900	Blue Coat Systems, Inc. (a)	557,454
575,400	Brocade Communications Systems, Inc., Class A (a)	5,621,658
256,800	ChipMOS TECHNOLOGIES LTD, ADR (a)	1,777,056
44,900	Cirrus Logic, Inc. (a)	371,772
82,700	Comtech Telecommunications Corp. (a)	3,130,195
112,100	CSG Systems International, Inc. (a)	3,002,038
46,900	Eagle Test Systems, Inc. (a)	809,963
190,100	EFJ, Inc. (a)	1,102,580
79,900	eFunds Corp. (a)	2,229,210
73,650	Electronics for Imaging, Inc. (a)	1,964,245
210,900	Emulex Corporation (a)	4,424,682
19,300	FactSet Research Systems, Inc.	1,187,143
52,400	FARO Technologies, Inc. (a)	1,675,752
100,700	Foundry Networks, Inc. (a)	1,522,584
10,800	Gevity HR, Inc.	201,420
68,900	Global Imaging Systems, Inc. (a)	1,990,521
89,000	Harmonic, Inc. (a)	736,030
13,300	Henry(Jack) & Associates	315,875
8,000	II-VI, Inc. (a)	216,720
20,500	Imergent, Inc.	526,645
76,200	infoUSA, Inc.	715,518
246,300	Interwoven, Inc. (a)	3,761,001
28,600	J2 Global Communications, Inc. (a)	822,536
30,500	Komag, Inc. (a)	839,055
76,400	Mantech International Corp. (a)	2,343,952
137,400	Mattson Technology, Inc. (a)	1,389,114
179,300	Methode Electronics, Inc.	2,703,844
26,200	Micrel, Inc. (a)	328,810
36,500	Microstrategy, Inc., Class A (a)	4,152,240
30,600	Net 1 UEPS Technologies, Inc. (a)	770,508
28,700	Novatel, Inc. (a)	1,012,823
25,700	Orbotech Ltd. (a)	589,301
32,000	Parametric Technology Corp. (a)	568,640
51,300	Perot Systems Corp., Class A (a)	918,270
26,500	Polycom, Inc. (a)	882,450
243,900	Power-One (a)	1,039,014
146,100	Progress Software Corp. (a)	4,401,993
32,400	Rofin-Sinar Technologies, Inc. (a)	2,147,472
32,700	Rogers Corp. (a)	1,482,618
113,500	Sigma Designs, Inc. (a)	2,659,305
39,200	Silocon Image, Inc. (a)	343,392
121,400	Skyworks Solutions, Inc. (a)	836,446
22,800	Smart Modular Technologies (WWH), Inc. (a)	303,240
20,900	Sybase, Inc. (a)	505,571
43,900	SYNNEX Corp. (a)	858,245
141,900	Teletech Holdings, Inc. (a)	5,353,887
27,400	THQ, Inc. (a)	914,338
56,100	Transaction Systems Architects, Inc. (a)	1,780,053
18,300	Travelzoo, Inc. (a)	508,008
32,800	United Online, Inc.	473,304
48,000	Vishay Intertechnology, Inc. (a)	799,200
67,900	Volt Information Sciences, Inc. (a)	1,735,524
115,200	webMethods, Inc. (a)	1,047,168

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Information Technology, continued
10,000	Wright Express Corp. (a)	$315,100

		104,396,890

Materials (8.1%)
31,800	A. Schulman, Inc.	736,488
101,900	Belden CDT, Inc.	5,694,172
95,300	Brush Engineered Materials, Inc. (a)	4,576,306
161,900	Building Materials Holding Corp.	2,350,788
5,600	Carpenter Technology Corp.	679,672
62,500	Century Aluminum Co. (a)	2,956,875
30,700	Chaparral Steel Co.	2,164,350
58,600	Cleveland Cliffs, Inc.	4,060,394
60,000	Commercial Metals Co.	2,011,800
152,900	Hercules, Inc. (a)	2,880,636
85,596	Mueller Water Products, Inc., Class B (a)	1,226,591
85,800	OM Group, Inc. (a)	4,507,074
87,600	Packaging Corp. of America	2,168,976
61,500	Quanex Corp.	2,646,345
14,200	RTI International Metals, Inc. (a)	1,338,634
8,500	Schweitzer-Mauduit International, Inc.	233,325
44,800	Spartech Corp.	1,257,088
269,900	USEC, Inc. (a)	5,443,883

		46,933,397

Real Estate Investment Trusts (3.1%)
142,100	Ashford Hospitality Trust	1,705,200
12,800	Capital Trust, Class A	606,336
172,100	JER Investors Trust, Inc.	3,030,681
104,400	Kohlberg Kravis Roberts & Co.	2,788,524
71,500	Luminent Mortgage Capital, Inc.	590,590
73,400	Newcastle Investment Corp.	2,144,014
253,600	NorthStar Realty Finance Corp.	3,753,280
37,800	Pennsylvania Real Estate Investment Trust	1,756,188
34,500	Washington Real Estate Investment Trust	1,306,170

		17,680,983

Telecommunications (2.9%)
75,100	Adtran, Inc.	1,911,295
15,100	Atlantic Tele-Network, Inc.	381,124
71,900	Comtech Group, Inc. (a)	1,268,316
20,600	CT Communications, Inc.	502,846
31,600	Golden Telecom, Inc.	1,852,076
23,300	NeuStar, Inc., Class A (a)	670,108
135,000	Plantronics, Inc.	3,389,850
192,100	Premiere Global Services, Inc (a)	2,337,857
292,200	Sinclair Broadcast Group, Inc., Class A	4,771,626

		17,085,098

Transportation (2.1%)
405,900	ABX Air, Inc. (a)	2,646,468
8,600	Alaska Air Group, Inc. (a)	254,560
17,500	Ambassadors Group, Inc.	586,600
30,300	AMERCO (a)	2,119,788
112,800	ExpressJet Holdings, Inc. (a)	673,416
33,600	Overseas Shipholding Group, Inc.	2,378,880
214,750	Quintana Maritime Ltd., ADR	3,463,918

		12,123,630

Utilities (2.5%)
100,400	El Paso Electric Co. (a)	2,650,560
70,300	Forest Oil Corp. (a)	2,477,372
39,700	New Jersey Resources Corp.	2,131,890
31,700	Nicor, Inc.	1,624,308
47,600	Northwest Natural Gas Co.	2,418,556
10,200	PNM Resources, Inc.	332,010
95,800	UGI Corp.	2,716,888

		14,351,584

Total Common Stocks (Cost $485,634,914)		553,912,647

Depositary Receipts (1.7%)
120,600	iShares Russell 2000 Value Index Fund	9,838,548

Total Depositary Receipts (Cost $7,089,315)		9,838,548

U.S. Treasury Obligations (0.1%)
300,000	US Treasury Bills, 4.97%, 6/21/07 (b)(c)	297,984

Total U.S. Treasury Obligations (Cost $297,905)		297,984

Cash Equivalents (2.3%)
13,866,925	Bank of New York Cash Reserve Fund, 2.40% (d)	13,866,925

Total Cash Equivalents (Cost $13,866,925)		13,866,925

Total Investments (Cost $506,889,059) (e)—99.7%		577,916,104
Other assets in excess of liabilities — 0.3%		1,489,442

NET ASSETS — 100.0%		$579,405,546

(a)	Non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	Serves as collateral for futures contracts.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2007.

(e)	Cost for federal income tax purposes is $508,799,755. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$90,541,428
Unrealized depreciation	(21,425,079)

Net unrealized appreciation	$69,116,349

ADR	American Depositary Receipt

Open Futures Contracts on April 30, 2007:

Description	Type	Expiration Month	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Index	Long	6/07	40	$104,510

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.8%)
Consumer Discretionary (18.5%)
5,900	Abercrombie & Fitch Co., Class A	$481,794
16,100	Aeropostale, Inc. (a)	662,515
3,000	Alberto-Culver Co.	72,870
39,500	American Eagle Outfitters, Inc.	1,164,065
15,300	American Greetings Corp., Class A	389,385
11,900	AnnTaylor Stores Corp. (a)	457,912
11,100	Assurant, Inc.	638,583
19,350	Brinker International, Inc.	601,785
21,500	Dillard’s, Inc., Class A	744,545
6,500	Dollar Tree Stores, Inc. (a)	255,580
11,000	Estee Lauder Cos., Inc. (The), Class A	565,620
9,200	Expedia, Inc. (a)	217,304
11,300	Goodyear Tire & Rubber Co. (The) (a)	375,838
17,000	Hasbro, Inc.	537,370
18,500	IKON Office Solutions, Inc.	276,760
7,200	ITT Educational Services, Inc. (a)	699,912
4,700	Jack in the Box, Inc. (a)	313,114
8,400	Korn/Ferry International (a)	197,988
8,700	Manpower, Inc.	698,175
13,100	Marvel Entertainment, Inc. (a)	386,843
575	NVR, Inc. (a)	473,800
17,400	Payless ShoeSource, Inc. (a)	555,060
4,400	Polo Ralph Lauren Corp.	405,284
5,800	R.R. Donnelley & Sons Co.	233,160
20,100	Ross Stores, Inc.	666,315
19,500	Service Corporation International	236,925
10,000	Sherwin-Williams Co. (The)	637,700

		12,946,202

Consumer Staples (1.6%)
1,800	Energizer Holdings, Inc. (a)	174,924
6,200	Hansen Natural Corp. (a)	236,840
7,800	Hormel Foods Corp.	297,102
7,100	McCormick & Co., Inc.	263,552
2,100	Universal Corp.	131,628

		1,104,046

Energy (10.0%)
7,000	Allegheny Energy, Inc. (a)	374,220
6,100	Cimarex Energy Co.	240,340
9,400	Energy East Corp.	227,668
7,200	ENSCO International, Inc.	405,936
6,500	Frontier Oil Corp.	229,645
6,300	Holly Corp.	400,680
15,600	Noble Energy, Inc.	917,436
15,800	Patterson-UTI Energy, Inc.	385,362
11,400	Pepco Holdings, Inc.	336,528
21,000	TECO Energy, Inc.	376,950
11,800	Tesoro Corp.	1,430,160
22,000	Tidewater, Inc.	1,390,620
4,300	Unit Corp. (a)	245,745

		6,961,290

Financials (12.2%)
13,700	A.G. Edwards, Inc.	992,565
24,850	American Financial Group, Inc.	876,459
4,400	AmeriCredit Corp. (a)	111,012
15,100	Associated Banc-Corp.	488,938
20,900	CB Richard Ellis Group, Inc., Class A (a)	707,465
4,800	City National Corp.	351,456
2,100	Commerce Bancshares, Inc.	99,414
3,100	Cullen/Frost Bankers, Inc.	158,627
4,400	Eaton Vance Corp.	168,168
9,550	First Marblehead Corp. (The)	346,188
4,300	Hospitality Properties Trust	195,779
2,800	Investors Financial Services Corp.	173,264
9,500	Leucadia National Corp.	286,330
8,700	Nationwide Financial Services, Inc.	497,031
4,200	Philadelpia Consolidated Holding Corp. (a)	182,280
25,900	PMI Group, Inc. (The)	1,255,373
9,800	Radian Group, Inc.	569,478
1,900	SVB Financial Group (a)	97,318
18,250	W. R. Berkley Corp.	592,943
8,100	Wilmington Trust Corp.	327,726

		8,477,814

Health Care (9.6%)
5,400	Alpharma, Inc., Class A	131,220
21,600	Applera Corp.	674,784
7,400	Charles River Laboratories International, Inc. (a)	350,464
6,125	Coventry Health Care, Inc. (a)	354,209
18,100	Health Net, Inc. (a)	978,486
5,200	Hillenbrand Industries, Inc.	317,980
6,900	ImClone Systems, Inc. (a)	289,041
10,500	Kinetic Concepts, Inc. (a)	525,000
7,700	King Pharmaceuticals, Inc. (a)	157,465
8,900	Lincare Holdings, Inc. (a)	351,016
7,100	Manor Care, Inc.	460,719
43,600	Millennium Pharmaceuticals (a)	483,088
5,500	NBTY, Inc. (a)	271,755
2,000	Pediatrix Medical Group, Inc. (a)	114,100
11,900	STERIS Corp.	304,164
10,400	Techne Corp. (a)	613,288
4,400	WellCare Health Plans, Inc. (a)	354,596

		6,731,375

Industrials (12.6%)
4,200	Acuity Brands, Inc.	248,304
8,700	AGL Resources, Inc.	378,798
4,200	Alliant Techsystems, Inc. (a)	391,146
3,900	Amphenol Corp., Class A	136,929
6,400	CF Industries Holdings, Inc.	254,016
15,800	Cummins, Inc.	1,456,128
4,700	Granite Construction, Inc.	283,128
13,500	International Rectifier Corp. (a)	476,280
2,700	Jacobs Engineering Group, Inc. (a)	136,161
6,300	Kennametal, Inc.	444,528
11,700	Lennox International, Inc.	395,577
3,600	Manitowoc Company, Inc. (The)	245,628
4,000	Nordson Corp.	183,320
78,600	ON Semiconductor Corp. (a)	841,806
5,900	Precision Castparts Corp.	614,249
11,900	Quanta Services, Inc. (a)	327,131
9,650	Republic Services, Inc.	269,524
2,000	SPX Corp.	141,760
17,000	Terex Corp. (a)	1,323,450
23,400	Triquint Semiconductor (a)	120,978

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Industrials, continued
2,200	Varian Semiconductor Equipment Associates, Inc. (a)	$145,992

		8,814,833

Information Technology (12.9%)
24,300	Avnet, Inc. (a)	993,870
19,200	BMC Software, Inc. (a)	621,504
20,700	Brocade Communications Systems, Inc., Class A (a)	202,239
16,200	Cadence Design Systems, Inc. (a)	359,640
16,800	Compuware Corp. (a)	165,816
8,900	CSG Systems International, Inc. (a)	238,342
10,700	DST Systems, Inc. (a)	835,135
6,600	Dun & Bradstreet Corp. (The) (a)	595,980
9,350	FactSet Research Systems, Inc.	575,118
3,500	Fair Isaac Corp.	124,985
19,600	Ingram Micro, Inc. (a)	384,552
21,200	Intersil Corp., Class A	631,548
2,900	Lexmark International, Inc., Class A (a)	158,050
17,800	McAfee, Inc. (a)	578,322
8,700	MEMC Electronic Materials, Inc. (a)	477,456
18,600	Polycom, Inc. (a)	619,380
20,500	Sybase, Inc. (a)	495,895
4,600	Total System Services, Inc.	142,876
28,800	Vishay Intertechnology, Inc. (a)	479,520
18,400	Western Digital Corp. (a)	325,312

		9,005,540

Materials (6.9%)
13,800	Ashland, Inc.	827,310
6,500	Belden CDT, Inc.	363,220
6,500	Celanese Corp., Series A	215,605
13,400	Chaparral Steel Co.	944,700
5,700	Lubrizol Corp. (The)	341,658
19,300	Lyondell Chemical Co.	600,616
3,500	Pactiv Corp. (a)	121,030
6,200	Rayonier, Inc.	268,894
10,300	Snap-on, Inc.	561,350
5,500	Sonoco Products Co.	234,520
1,700	United States Steel Corp.	172,618
3,000	Waters Corp. (a)	178,290

		4,829,811

Real Estate Investment Trusts (3.3%)
3,000	Camden Property Trust	208,950
8,000	CBL & Associates Properties, Inc.	363,600
8,300	First Industrial Realty Trust, Inc.	363,457
15,800	Highwoods Properties, Inc.	644,324
14,300	HRPT Properties Trust	175,032
2,800	Mack-Cali Realty Corp.	137,116
4,200	Potlatch Corp.	182,238
3,000	Regency Centers Corp.	247,200

		2,321,917

Telecommunications (1.8%)
6,700	Belo Corp.	129,109
5,600	CenturyTel, Inc.	257,880
7,600	Commscope, Inc. (a)	354,540
3,700	Harris Corp.	189,995
5,600	Telephone & Data Systems, Inc.	318,920

		1,250,444

Transportation (4.1%)
7,200	Alaska Air Group, Inc. (a)	213,120
28,400	ArvinMeritor, Inc.	586,460
6,900	Con-Way, Inc.	376,947
17,000	Continental Airlines, Inc., Class B (a)	621,520
9,200	Overseas Shipholding Group, Inc.	651,360
2,000	Ryder System, Inc.	105,280
3,100	US Airways Group, Inc. (a)	114,514
5,100	YRC Worldwide, Inc. (a)	202,929

		2,872,130

Utilities (5.3%)
17,100	Alliant Energy Corp.	748,980
15,250	MDU Resources Group, Inc.	462,075
10,300	Nicor, Inc.	527,772
15,000	Northeast Utilities	482,550
7,600	NSTAR	272,840
6,200	OGE Energy Corp.	238,328
9,400	ONEOK, Inc.	455,054
9,800	Wisconsin Energy Corp.	478,142

		3,665,741

Total Common Stocks (Cost $58,617,470)		68,981,143

Investment Companies (1.3%)
906,103	Victory Institutional Money Market Fund, Investor Shares, 5.02% (b)	906,103

Total Investment Companies (Cost $906,103)		906,103

Total Investments (Cost $59,523,573) (c)—100.1%		69,887,246
Liabilities in excess of other assets — (0.1)%		(43,166)

NET ASSETS — 100.0%		$69,844,080

(a)	Non-income producing security.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2007.

(c)	Cost for federal income tax purposes is $59,654,618. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$11,264,030
Unrealized depreciation	(1,031,402)

Net unrealized appreciation	$10,232,628

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.6%)
Consumer Discretionary (18.5%)
56,760	American Eagle Outfitters, Inc.	$1,672,717
33,090	AutoNation, Inc. (a)	676,360
20,980	AutoZone, Inc. (a)	2,791,179
13,530	Avon Products, Inc.	538,494
12,520	Big Lots, Inc. (a)	403,144
57,110	CBS Corp., Class B	1,814,385
40,140	Colgate-Palmolive Co.	2,719,084
31,550	CVS Corp.	1,143,372
40,810	Estee Lauder Cos., Inc. (The), Class A	2,098,450
41,210	Hasbro, Inc.	1,302,648
65,300	IAC/InterActiveCorp (a)	2,489,236
8,270	J.C. Penney Co., Inc.	654,074
45,460	Kohl’s Corp. (a)	3,365,858
3,290	Manpower, Inc.	264,022
54,770	Mattel, Inc.	1,549,991
50,910	McDonald’s Corp.	2,457,935
19,290	McGraw-Hill Cos., Inc. (The)	1,264,074
15,420	NIKE, Inc., Class B	830,521
22,300	Omnicom Group, Inc.	2,335,033
4,560	Sears Holding Corp. (a)	870,550
20,460	Sherwin-Williams Co. (The)	1,304,734

		32,545,861

Consumer Staples (8.1%)
30,440	Altria Group, Inc.	2,097,925
6,260	Campbell Soup Co.	244,766
91,550	ConAgra Foods, Inc.	2,250,299
4,390	General Mills, Inc.	262,961
21,065	Kraft Foods, Inc.	705,046
10,290	Molson Coors Brewing Co., Class B	970,141
65,874	PepsiCo, Inc.	4,353,613
52,837	Procter & Gamble Co. (The)	3,397,947

		14,282,698

Energy (14.3%)
3,670	Baker Hughes, Inc.	295,031
22,490	ConocoPhillips	1,559,682
12,270	Constellation Energy Group	1,093,502
14,360	Devon Energy Corp.	1,046,413
23,360	ENSCO International, Inc.	1,317,037
119,910	Exxon Mobil Corp.	9,518,456
46,730	Halliburton Co.	1,484,612
28,400	Marathon Oil Corp.	2,884,020
19,240	NiSource, Inc.	473,112
15,730	Occidental Petroleum Corp.	797,511
23,950	Sunoco, Inc.	1,808,944
40,950	Valero Energy Corp.	2,875,918

		25,154,238

Financials (11.4%)
12,320	ACE Ltd.	732,547
1,252	Broadridge Financial Solutions, Inc. (a)	25,090
24,780	Chubb Corp. (The)	1,333,907
14,590	CIGNA Corp.	2,270,058
12,120	Goldman Sachs Group, Inc. (The)	2,649,553
31,410	JPMorgan Chase & Co.	1,636,461
8,490	Loews Corp.	401,747
2,410	MasterCard, Inc., Class A	269,149
23,600	Merrill Lynch & Co., Inc.	2,129,428
8,990	MGIC Investment Corp.	553,874
26,870	Morgan Stanley	2,257,349
19,700	Radian Group, Inc.	1,144,767
26,040	SAFECO, Inc.	1,737,909
47,480	Travelers Cos., Inc. (The)	2,568,668
3,660	XL Capital Ltd, Class A	285,407

		19,995,914

Health Care (16.2%)
53,220	Aetna, Inc.	2,494,954
45,450	AmerisourceBergen Corp.	2,272,045
31,610	Amgen, Inc. (a)	2,027,465
54,540	Applera Corp.	1,703,830
64,090	Baxter International, Inc.	3,629,417
36,960	Biogen Idec Inc. (a)	1,744,882
14,070	Forest Laboratories, Inc. (a)	748,665
117,170	Johnson & Johnson	7,524,657
39,530	McKesson Corp.	2,325,550
16,680	Merck & Co., Inc.	858,019
99,080	Pfizer, Inc.	2,621,657
6,560	WellPoint, Inc. (a)	518,043

		28,469,184

Industrials (9.1%)
6,780	American Standard Cos., Inc.	373,307
7,000	Cummins, Inc.	645,120
38,170	Emerson Electric Co.	1,793,608
38,860	Honeywell International, Inc.	2,105,435
34,640	International Rectifier Corp. (a)	1,222,099
32,840	Lockheed Martin Corp.	3,157,237
3,290	National-Oilwell Varco, Inc. (a)	279,156
26,990	Northrop Grumman Corp.	1,986,734
6,760	PACCAR, Inc.	567,705
6,060	Republic Services, Inc.	169,256
15,860	Terex Corp. (a)	1,234,701
4,170	Textron, Inc.	423,964
24,280	W.W. Grainger, Inc.	2,006,014

		15,964,336

Information Technology (17.5%)
9,220	Analog Devices, Inc.	356,076
5,010	Automatic Data Processing, Inc.	224,248
26,450	BMC Software, Inc. (a)	856,186
225,720	Cisco Systems, Inc. (a)	6,035,753
29,980	Computer Sciences Corp. (a)	1,665,089
75,450	Electronic Data Systems Corp.	2,206,158
23,820	Fiserv, Inc. (a)	1,266,509
67,190	Hewlett-Packard Co.	2,831,387
62,370	International Business Machines Corp.	6,374,838
225,110	Microsoft Corp.	6,739,793
13,420	Motorola, Inc.	232,569
21,630	NVIDIA Corp. (a)	711,411
37,070	Texas Instruments, Inc.	1,274,096

		30,774,113

Materials (2.3%)
8,570	Ashland, Inc.	513,772
8,360	Hercules, Inc. (a)	157,502
21,290	Nucor Corp.	1,351,063
26,610	Pactiv Corp. (a)	920,174
5,760	Snap-on, Inc.	313,920

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Materials, continued
7,780	United States Steel Corp.	$789,981

		4,046,412

Telecommunications (0.2%)
7,920	CenturyTel, Inc.	364,716

Transportation (1.0%)
57,310	AMR Corp. (a)	1,495,218
2,460	Union Pacific Corp.	281,055

		1,776,273

Total Common Stocks (Cost $162,366,775)		173,373,745

Investment Companies (1.5%)
2,619,886	Victory Institutional Money Market Fund, Investor Shares, 5.02% (b)	2,619,886

Total Investment Companies (Cost $2,619,886)		2,619,886

Total Investments (Cost $164,986,661) (c)—100.1%		175,993,631
Liabilities in excess of other assets — (0.1)%		(239,113)

NET ASSETS — 100.0%		$175,754,518

(a)	Non-income producing security.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2007.

(c)	Cost for federal income tax purposes is $166,214,740. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$12,425,566
Unrealized depreciation	(2,646,675)

Net unrealized appreciation	$9,778,891

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.6%)
Consumer Discretionary (14.4%)
40,140	CBS Corp., Class B	$1,275,248
35,380	Colgate-Palmolive Co.	2,396,641
22,510	Estee Lauder Cos., Inc. (The), Class A	1,157,464
67,350	IAC/InterActiveCorp (a)	2,567,382
33,610	J.C. Penney Co., Inc.	2,658,215
50,500	Kohl’s Corp. (a)	3,739,020
36,390	Mattel, Inc.	1,029,837
54,605	McDonald’s Corp.	2,636,329
15,010	McGraw-Hill Cos., Inc. (The)	983,605
26,860	Omnicom Group, Inc.	2,812,511
13,810	Sherwin-Williams Co. (The)	880,664
42,870	Walt Disney Co. (The)	1,499,593

		23,636,509

Consumer Staples (6.1%)
23,310	Altria Group, Inc.	1,606,525
63,280	ConAgra Foods, Inc.	1,555,422
16,131	Kraft Foods, Inc.	539,905
32,170	Kroger Co. (The)	949,337
14,520	Loews Corp. - Carolina Group	1,111,216
48,105	PepsiCo, Inc.	3,179,259
17,571	Procter & Gamble Co. (The)	1,129,991

		10,071,655

Energy (11.8%)
48,810	ConocoPhillips	3,384,973
33,470	Constellation Energy Group	2,982,846
15,340	Devon Energy Corp.	1,117,826
20,270	ENSCO International, Inc.	1,142,823
51,190	Exxon Mobil Corp.	4,063,462
33,170	Halliburton Co.	1,053,811
24,250	Marathon Oil Corp.	2,462,588
48,000	NiSource, Inc.	1,180,320
29,260	Valero Energy Corp.	2,054,930

		19,443,579

Financials (19.9%)
100,140	Bank of America Corp.	5,097,126
16,160	Bear Stearns Cos., Inc. (The)	2,516,112
77,040	Citigroup, Inc.	4,130,885
104,055	JPMorgan Chase & Co.	5,421,265
50,130	Merrill Lynch & Co., Inc.	4,523,230
21,880	MetLife, Inc.	1,437,516
28,100	MGIC Investment Corp.	1,731,241
14,990	PNC Financial Services Group, Inc.	1,110,759
18,640	Prudential Financial, Inc.	1,770,800
67,900	Travelers Cos., Inc. (The)	3,673,390
16,680	XL Capital Ltd, Class A	1,300,706

		32,713,030

Health Care (12.6%)
61,210	Aetna, Inc.	2,869,525
17,370	Becton, Dickinson & Co.	1,366,845
42,090	Biogen Idec Inc. (a)	1,987,069
79,976	Johnson & Johnson	5,136,059
30,190	McKesson Corp.	1,776,078
69,910	Merck & Co., Inc.	3,596,170
121,678	Pfizer, Inc.	3,219,600
8,600	WellPoint, Inc. (a)	679,142

		20,630,488

Industrials (10.1%)
12,120	Cummins, Inc.	1,116,979
55,740	Emerson Electric Co.	2,619,223
35,890	General Motors Corp.	1,120,845
36,720	Honeywell International, Inc.	1,989,490
46,460	Ingersoll-Rand Co. Ltd.	2,074,439
9,510	Lockheed Martin Corp.	914,291
39,910	Northrop Grumman Corp.	2,937,775
28,240	Republic Services, Inc.	788,743
14,120	Textron, Inc.	1,435,580
19,730	W.W. Grainger, Inc.	1,630,093

		16,627,458

Information Technology (13.0%)
36,300	BMC Software, Inc. (a)	1,175,031
104,370	Cisco Systems, Inc. (a)	2,790,854
18,020	Computer Sciences Corp. (a)	1,000,831
14,020	Fiserv, Inc. (a)	745,443
113,020	Hewlett-Packard Co.	4,762,663
25,210	International Business Machines Corp.	2,576,714
93,040	LSI Logic Corp. (a)	790,840
148,750	Microsoft Corp.	4,453,575
62,760	Motorola, Inc.	1,087,631
28,030	NVIDIA Corp. (a)	921,906
32,740	Texas Instruments, Inc.	1,125,274

		21,430,762

Materials (3.3%)
34,700	Nucor Corp.	2,202,062
33,930	Pactiv Corp. (a)	1,173,299
26,720	PPG Industries, Inc.	1,966,058

		5,341,419

Real Estate Investment Trusts (0.9%)
13,420	Simon Property Group, Inc.	1,547,058

Telecommunications (3.6%)
152,076	AT&T, Inc.	5,888,383

Transportation (1.3%)
58,600	AMR Corp. (a)	1,528,874
14,680	CSX Corp.	633,735

		2,162,609

Utilities (1.6%)
51,950	PG&E Corp.	2,628,670

Total Common Stocks (Cost $150,758,929)		162,121,620

Investment Companies (1.5%)
2,454,728	Victory Institutional Money Market Fund, Investor Shares, 5.02% (b)	2,454,728

Total Investment Companies (Cost $2,454,729)		2,454,728

Total Investments (Cost $153,213,658) (c)—100.1%		164,576,348
Liabilities in excess of other assets — (0.1)%		(172,012)

NET ASSETS — 100.0%		$164,404,336

(a)	Non-income producing security.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2007.

(c)	Cost for federal income tax purposes is $153,425,012. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$13,325,427
Unrealized depreciation	(2,174,091)

Net unrealized appreciation	$11,151,336

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.9%)
Consumer Discretionary (11.9%)
18,950	American Eagle Outfitters, Inc.	$558,457
12,230	Avon Products, Inc.	486,754
82,470	CBS Corp., Class B	2,620,072
34,240	Colgate-Palmolive Co.	2,319,418
35,640	Estee Lauder Cos., Inc. (The), Class A	1,832,609
34,050	Goodyear Tire & Rubber Co. (The) (a)	1,132,503
45,450	Hasbro, Inc.	1,436,674
31,170	IAC/InterActiveCorp (a)	1,188,200
26,790	McDonald’s Corp.	1,293,421
10,620	McGraw-Hill Cos., Inc. (The)	695,929
21,430	Omnicom Group, Inc.	2,243,935
25,490	Ross Stores, Inc.	844,993
19,630	Sherwin-Williams Co. (The)	1,251,805
40,150	Walt Disney Co. (The)	1,404,447

		19,309,217

Consumer Staples (4.6%)
27,414	Altria Group, Inc.	1,889,373
102,720	ConAgra Foods, Inc.	2,524,858
18,971	Kraft Foods, Inc.	634,959
19,470	Kroger Co. (The)	574,560
6,660	Loews Corp. - Carolina Group	509,690
4,230	Molson Coors Brewing Co., Class B	398,804
14,380	PepsiCo, Inc.	950,374

		7,482,618

Energy (15.0%)
20,840	CenterPoint Energy, Inc.	392,417
14,280	Chevron Corp.	1,110,841
38,890	ConocoPhillips	2,697,022
12,730	Constellation Energy Group	1,134,498
10,490	Devon Energy Corp.	764,406
108,178	Exxon Mobil Corp.	8,587,170
15,300	Hess Corp.	868,275
17,170	Holly Corp.	1,092,012
31,610	Marathon Oil Corp.	3,209,996
3,140	SEACOR Holdings, Inc. (a)	299,179
4,640	Sunoco, Inc.	350,459
11,980	Tesoro Corp.	1,451,976
7,730	Tidewater, Inc.	488,613
28,360	Valero Energy Corp.	1,991,723

		24,438,587

Financials (33.7%)
26,060	ACE Ltd.	1,549,528
8,180	Allstate Corp. (The)	509,778
8,450	AMB Property Corp.	514,690
5,260	Ambac Financial Group, Inc.	482,868
25,120	American Financial Group, Inc.	885,982
4,930	AvalonBay Communities, Inc.	602,742
116,780	Bank of America Corp.	5,944,102
16,300	BB&T Corp.	678,406
10,800	Boston Properties, Inc.	1,269,648
17,200	Chubb Corp. (The)	925,876
4,710	CIGNA Corp.	732,829
74,940	Citigroup, Inc.	4,018,283
14,660	CNA Financial Corp. (a)	684,182
7,380	Countrywide Financial Corp.	273,650
17,200	First Marblehead Corp. (The)	623,500
6,410	Goldman Sachs Group, Inc. (The)	1,401,290
12,650	Hospitality Properties Trust	575,955
122,639	JPMorgan Chase & Co.	6,389,492
53,080	KeyCorp	1,893,894
17,370	Loews Corp.	821,948
29,010	Merrill Lynch & Co., Inc.	2,617,572
19,450	MGIC Investment Corp.	1,198,315
28,580	Morgan Stanley	2,401,006
78,800	National City Corp.	2,880,140
12,660	Old Republic International Corp.	269,278
38,470	PMI Group, Inc. (The)	1,864,641
18,820	PNC Financial Services Group, Inc.	1,394,562
8,460	Radian Group, Inc.	491,611
38,120	SAFECO, Inc.	2,544,129
5,660	SL Green Realty Corp.	797,494
10,620	State Street Corp.	731,399
16,520	SunTrust Banks, Inc.	1,394,618
58,830	Travelers Cos., Inc. (The)	3,182,703
38,330	U.S. Bancorp	1,316,635
13,580	UnionBanCal Corp.	834,898

		54,697,644

Health Care (7.1%)
30,340	Aetna, Inc.	1,422,339
22,850	AmerisourceBergen Corp.	1,142,271
6,210	Biogen Idec Inc. (a)	293,174
31,030	Conseco, Inc. (a)	548,921
19,590	Forest Laboratories, Inc. (a)	1,042,384
9,830	Johnson & Johnson	631,282
42,090	McKesson Corp.	2,476,155
18,870	Merck & Co., Inc.	970,673
99,500	Pfizer, Inc.	2,632,770
4,480	WellPoint, Inc. (a)	353,786

		11,513,755

Industrials (6.7%)
5,430	Corrections Corp. of America (a)	308,424
10,840	Cummins, Inc.	999,014
15,590	Dolby Laboratories, Inc., Class A (a)	552,198
33,230	Emerson Electric Co.	1,561,478
29,300	General Motors Corp.	915,039
19,290	Honeywell International, Inc.	1,045,132
13,490	Lockheed Martin Corp.	1,296,929
2,360	Mettler-Toledo International, Inc. (a)	230,383
5,550	Republic Services, Inc.	155,012
20,100	SPX Corp.	1,424,688
22,320	Terex Corp. (a)	1,737,612
6,550	Textron, Inc.	665,938

		10,891,847

Information Technology (2.7%)
15,410	BMC Software, Inc. (a)	498,822
3,410	DST Systems, Inc. (a)	266,150
64,503	Hewlett-Packard Co.	2,718,156
2,670	Lexmark International, Inc., Class A (a)	145,515
9,640	NVIDIA Corp. (a)	317,060
15,430	Sybase, Inc. (a)	373,252

		4,318,955

Materials (4.2%)
15,950	Ashland, Inc.	956,203
43,400	Celanese Corp., Series A	1,439,578
23,900	Nucor Corp.	1,516,694
34,730	Pactiv Corp. (a)	1,200,963
12,110	Sonoco Products Co.	516,370

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Materials, continued
4,140	Southern Copper Corp.	$332,442
9,320	United States Steel Corp.	946,353

		6,908,603

Real Estate Investment Trusts (0.2%)
24,430	HRPT Properties Trust	299,023

Telecommunications (6.1%)
190,211	AT&T, Inc.	7,364,970
19,560	CenturyTel, Inc.	900,738
124,010	Qwest Communications International, Inc. (a)	1,101,209
12,230	Verizon Communications, Inc.	466,941

		9,833,858

Transportation (1.0%)
5,650	AMR Corp. (a)	147,409
17,410	Continental Airlines, Inc., Class B (a)	636,510
7,410	Overseas Shipholding Group, Inc.	524,628
9,250	YRC Worldwide, Inc. (a)	368,057

		1,676,604

Utilities (5.7%)
51,270	Edison International	2,683,985
31,810	FirstEnergy Corp.	2,177,076
24,240	Northeast Utilities	779,801
7,440	ONEOK, Inc.	360,170
48,580	PG&E Corp.	2,458,148
8,850	Questar Corp.	859,601

		9,318,781

Total Common Stocks (Cost $145,542,541)		160,689,492

Investment Companies (1.2%)
1,894,056	Victory Institutional Money Market Fund, Investor Shares, 5.02% (b)	1,894,056

Total Investment Companies (Cost $1,894,056)		1,894,056

Total Investments (Cost $147,436,597) (c)—100.1%		162,583,548
Liabilities in excess of other assets — (0.1)%		(96,146)

NET ASSETS — 100.0%		$162,487,402

(a)	Non-income producing security.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2007.

(c)	Cost for federal income tax purposes is $147,798,333. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$16,890,153
Unrealized depreciation	(2,104,938)

Net unrealized appreciation	$14,785,215

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds (29.4%)
Consumer Discretionary (4.2%)
$1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	$1,726,949
2,075,000	Comcast Corp., 5.85%, 11/15/15	2,118,928
4,600,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	4,875,250
1,900,000	Lowe’s Companies, Inc., 5.40%, 10/15/16	1,893,046
2,500,000	Wal-Mart Stores, Inc., 8.85%, 1/2/15	2,899,075

		13,513,248

Consumer Staples (1.1%)
625,000	Bestfoods, Series F, 6.63%, 4/15/28, MTN	679,930
300,000	Kellogg Co., 2.88%, 6/1/08	292,225
2,200,000	Procter & Gamble Co. (The), 8.50%, 8/10/09	2,370,434

		3,342,589

Energy (3.8%)
1,800,000	Apache Finance Canada, 7.75%, 12/15/29	2,172,960
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,183,991
2,125,000	Duke Capital LLC, 8.00%, 10/1/19	2,450,848
1,905,000	Halliburton Co., 8.75%, 2/15/21	2,425,659
3,625,000	Smith International, Inc., 6.00%, 6/15/16	3,705,098

		11,938,556

Financials (7.4%)
Banking (3.0%)
3,000,000	Chase Manhattan Corp., 7.25%, 6/1/07	3,003,541
920,444	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	893,112
3,400,000	US Bank NA, 6.30%, 2/4/14	3,601,780
1,825,000	Washington Mutual Bank, 5.78% (a), 5/20/13	1,827,082

		9,325,515

Financial Services (4.4%)
2,900,000	CIT Group, Inc., 5.00%, 11/24/08	2,892,225
1,000,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	1,007,894
500,000	Genworth Financial, Inc., 5.75%, 6/15/14	511,527
	International Lease Finance Corp. Series MTNP
1,000,000	5.76%(a), 1/15/10, MTN	1,007,170
3,450,000	5.71%(a), 7/13/12	3,478,870
2,855,449	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	2,773,997
2,450,000	Toyota Motor Credit Corp., Series B, 5.42%, 3/22/17, Callable 9/22/07 @ 100, MTN	2,412,206

		14,083,889

		23,409,404

Industrials (0.8%)
2,650,000	Dominion Resources Inc., 5.25%, 8/1/33	2,617,535

Information Technology (1.9%)
2,925,000	Dell, Inc., 7.10%, 4/15/28	3,157,537
3,360,000	Science Applications International Corp., 5.50%, 7/1/33	3,006,024

		6,163,561

Materials (0.7%)
2,150,000	Placer Dome, Inc., 6.45%, 10/15/35	2,215,790

Pharmaceuticals (1.9%)
950,000	Abbott Laboratories, 5.60%, 5/15/11	969,700
4,200,000	Eli Lilly & Co., 5.50%, 3/15/27	4,110,918
872,000	Pharmacia Corp., 6.75%, 12/15/27	990,755

		6,071,373

Supranational Agency (2.3%)
1,860,000	African Development Bank, 6.88%, 10/15/15	2,056,730
4,779,000	Inter-American Development Bank, 8.50%, 3/15/11	5,387,228

		7,443,958

Telecommunications (2.0%)
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	4,947,172
1,550,000	Harris Corp., 5.00%, 10/1/15	1,477,718

		6,424,890

Transportation (2.6%)
825,896	Burlington Northern & Santa Fe Railway Co. (The), 5.14%, 1/15/21	809,915
2,650,000	CSX Corp., 6.30%, 3/15/12	2,743,227
4,108,889	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	4,582,871

		8,136,013

Utilities (0.7%)
2,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	2,163,377

Total Corporate Bonds (Cost $92,055,165)		93,440,294

Commercial Paper (0.6%)
2,000,000	Royal Bank of Canada, 5.48% (b), 5/22/07	1,993,710

U.S. Government Agency Mortgage-Backed Obligations (38.2%)
	Federal Home Loan Mortgage Corp. (9.9%)
3,023,274	5.50%, 4/1/21	3,029,954
2,327,797	4.50%, 8/1/33	2,195,738
2,896,275	5.00%, 5/1/34	2,805,220
5,094,516	5.50%, 3/1/35	5,045,893
1,905,372	6.00%, 4/1/36	1,921,992
6,498,107	5.85%, 12/1/36	6,543,230
6,707,064	6.00%, 12/1/36	6,765,570
3,395,494	5.50%, 1/1/37	3,342,861

		31,650,458

	Federal National Mortgage Assoc. (27.5%)
2,361,125	4.50%, 6/1/14	2,322,939
3,409,000	4.50%, 3/1/19	3,308,330
839,416	4.50%, 10/1/33	791,082
2,998,800	5.00%, 1/1/34	2,905,366
797,585	5.00%, 3/1/34	772,735
4,108,952	5.08%(a), 9/1/34	4,065,109
3,981,868	5.10%(a), 10/1/34	3,979,364
3,085,303	5.50%, 2/1/35	3,058,162
7,205,923	5.50%, 2/1/35	7,142,535

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Mortgage-Backed Obligations, continued
Federal National Mortgage Assoc., continued
$2,686,451	5.00%, 4/1/35	$2,598,870
2,840,354	6.00%, 4/1/35	2,870,556
4,654,820	5.00%, 7/1/35	4,503,069
8,188,000	5.50%, 7/25/35	8,140,267
1,504,274	5.00%, 8/1/35	1,455,661
3,544,591	5.00%, 8/1/35	3,430,043
4,248,611	5.50%, 10/1/35	4,208,234
4,913,368	5.50%, 10/1/35	4,866,674
2,781,496	6.00%, 12/1/35	2,805,827
4,080,855	6.00%, 1/1/36	4,116,551
2,456,110	6.00%, 3/1/36	2,476,004
1,891,617	6.50%, 6/1/36	1,932,101
3,120,972	6.50%, 6/1/36	3,187,767
2,456,608	6.00%, 10/1/36	2,476,506
3,310,602	5.50%, 12/1/36	3,259,285
6,689,754	5.61%(a), 1/1/37	6,704,735

		87,377,772

	Government National Mortgage Assoc. (0.8%)
2,672,791	5.50%, 11/15/35	2,660,885

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $119,800,059)		121,689,115

U.S. Government Agencies (11.9%)
	Federal Home Loan Bank (4.8%)
2,000,000	5.02%, 11/7/08	2,001,106
1,000,000	5.50%, 4/17/09, Callable 5/17/07 @ 100	1,000,170
5,000,000	5.75%, 8/7/09, Callable 8/7/07 @ 100	5,006,710
1,000,000	5.25%, 11/13/09, Callable 11/14/07 @ 100	1,000,142
3,000,000	7.63%, 5/14/10	3,240,813
400,000	5.00%(a), 5/26/10	402,812
2,000,000	4.00%, 12/30/10, Callable 6/30/07 @ 100	1,995,514
535,000	4.87%, 9/7/12, Callable 5/5/07 @100	527,894

		15,175,161

	Federal Home Loan Mortgage Corp. (1.4%)
1,500,000	6.00%, 11/20/15, Callable 5/20/07 @ 100	1,501,152
3,000,000	6.25%, 4/7/21, Callable 4/7/08 @ 100	2,996,619

		4,497,771

	Federal National Mortgage Assoc. (5.2%)
1,100,000	5.25%, 12/28/09, Callable 12/28/07 @ 100	1,099,791
1,000,000	6.88%, 9/10/12, Callable 9/10/07 @ 100, MTN	1,005,460
14,150,000	5.25%, 9/15/16	14,456,107

		16,561,358

	Small Business Administration Corp. (0.5%)
1,482,851	6.34%, 8/1/11	1,517,862

Total U.S. Government Agencies (Cost $37,387,607)		37,752,152

U.S. Treasury Obligations (17.7%)
	U.S. Treasury Bonds (1.2%)
2,850,000	7.88%, 2/15/21	3,715,688

	U.S. Treasury Notes (16.5%)
8,000,000	5.50%, 5/15/09	8,141,256
16,500,000	6.50%, 2/15/10	17,339,834
11,600,000	4.75%, 3/31/11	11,702,416
5,000,000	4.75%, 5/15/14	5,055,275
9,925,000	5.13%, 5/18/16	10,289,823

		52,528,604

Total U.S. Treasury Obligations (Cost $55,385,464)		56,244,292

Investment Companies (1.2%)
3,929,248	Victory Institutional Money Market Fund, Investor Shares, 5.02% (c)	3,929,248

Total Investment Companies (Cost $3,929,248)		3,929,248

Total Investments (Cost $310,551,417) (d)—99.0%		315,048,811
Other assets in excess of liabilities — 1.0%		3,184,918

NET ASSETS — 100.0%		$318,233,729

(a)	Rate periodically changes. Rate disclosed is rate in effect on April 30, 2007.

(b)	Rate disclosed represents effective yield at purchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2007.

(d)	Cost for federal income tax purposes is $310,551,417. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$5,144,896
Unrealized depreciation	(647,502)

Net unrealized appreciation	$4,497,394

LLC	Limited Liability Co.

MTN	Medium Term Note

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (14.1%)
Arkansas (0.7%)
$2,000,000	Arkansas State Development Finance Authority, 4.80%, 7/1/26, Callable 1/1/16 @ 100	$2,028,200

Florida (0.7%)
2,000,000	Hillsborough County Aviation Authority Revenue, 5.25%, 10/1/18, Callable 10/1/13 @ 100, MBIA	2,122,660

Hawaii (10.8%)
3,000,000	Hawaii Airport System Revenue, 5.63%, 7/1/18, Callable 7/1/11 @ 100, FGIC	3,182,640
15,375,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	16,761,979
3,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, AMBAC, Callable 7/1/10 @100	3,174,480
	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A
1,500,000	6.20%, 5/1/26, Notified Call 5/1/07 @ 100, MBIA	1,500,000
5,200,000	5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,610,748
1,500,000	Hawaii Harbor System Revenue, Series B, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,598,865

		31,828,712

Virginia (1.6%)
4,605,000	Virginia State Housing Development Authority, Series C, 4.25%, 7/1/13	4,642,070

Wisconsin (0.3%)
1,000,000	Wisconsin State GO, 5.00%, 5/1/24, Callable 5/1/16 @ 100, MBIA	1,032,170

Total Alternative Minimum Tax Paper (Cost $39,298,902)		41,653,812

Municipal Bonds (84.8%)
Arizona (3.5%)
7,255,000	Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, 0.00%(a), 7/1/31, FGIC, 5.50% effective 7/1/13	6,324,546
2,150,000	Phoenix Civic Improvement Corp., Wastewater Revenue, 5.25%, 7/1/16, Callable 7/1/07 @ 100, MBIA	2,155,010
1,605,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	1,720,207

		10,199,763

California (0.5%)
1,275,000	California State Variable Purpose GO, 5.00%, 8/1/33, Callable 8/1/15 @ 100	1,334,249

Connecticut (0.7%)
2,000,000	Connecticut State Health & Educational Facility Authority Revenue, University of Hartford, Series G, 5.25%, 7/1/26, Callable 7/1/16 @ 100	2,155,060

Florida (3.5%)
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Prerefunded 7/1/10 @ 101	3,748,605
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,155,600
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, Escrowed to Maturity	4,433,234

		10,337,439

Georgia (3.5%)
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,512,929
390,000	Municipal Electric Authority Power Revenue, Escrowed to Maturity, Series W, 6.60%, 1/1/18, MBIA	481,876
6,420,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Unrefunded Portion, MBIA	7,476,411

		10,471,216

Hawaii (48.7%)
	Hawaii County GO, Series A
2,000,000	5.50%, 5/1/08, FGIC	2,034,440
605,000	5.60%, 5/1/13, FGIC	664,586
1,065,000	5.50%, 7/15/14, Prerefunded 7/15/11 @ 100, FGIC	1,140,157
1,340,000	5.50%, 7/15/15, Prerefunded 7/15/11 @ 100, FGIC	1,434,564
2,000,000	5.50%, 5/15/16, Prerefunded 5/15/09 @ 101, FSA	2,090,840
	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A
3,000,000	4.95%, 4/1/12, MBIA	3,165,510
2,000,000	5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,101,840
5,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series B, 4.60%, 5/1/26, Callable 3/1/17 @ 100, FGIC, AMT	4,968,700

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$2,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Prerefunded 7/1/08 @ 102, MBIA	$2,594,050
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/07 @ 100, AMBAC	2,355,350
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,221,560
	Hawaii State GO, Series CH
1,350,000	4.75%, 11/1/11, MBIA	1,408,199
1,335,000	4.75%, 11/1/13, MBIA	1,411,322
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,476,880
1,500,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,530,555
	Hawaii State GO, Series CP
665,000	5.00%, 10/1/12, Callable 10/1/07 @ 101, FGIC	674,815
1,520,000	5.00%, 10/1/13, Callable 10/1/07 @ 101, FGIC	1,542,177
3,075,000	5.00%, 10/1/15, Prerefunded 10/1/07 @ 101, FGIC	3,122,539
1,235,000	5.00%, 10/1/15, Callable 10/1/07 @ 101, FGIC	1,252,920
860,000	5.00%, 10/1/16, Callable 10/1/07 @ 101, FGIC	872,341
1,460,000	5.00%, 10/1/17, Prerefunded 10/1/07 @ 101, FGIC	1,482,572
590,000	5.00%, 10/1/17, Callable 10/1/07 @ 101, FGIC	598,366
	Hawaii State GO, Series CT
2,000,000	5.88%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,117,180
2,000,000	5.88%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,117,180
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	564,850
	Hawaii State GO, Series DD
1,080,000	5.00%, 5/1/16, Callable 5/1/14 @ 100, MBIA	1,155,524
1,000,000	5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,068,030
2,680,000	5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	2,889,549
1,560,000	5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,662,196
	Hawaii State Highway Revenue
1,000,000	5.25%, 7/1/14, Prerefunded 7/1/08 @ 101, FGIC	1,028,030
2,325,000	5.38%, 7/1/15, Prerefunded 7/1/11 @ 100, FSA	2,476,567
1,350,000	5.38%, 7/1/17, Prerefunded 7/1/10 @ 100, FSA	1,418,864
2,530,000	5.38%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,659,055
	Honolulu City & County Board of Water Supply System Revenue, Series A
2,970,000	4.75%, 7/1/18, Callable 7/1/14 @ 100, FGIC	3,113,035
10,865,000	4.75%, 7/1/31, Callable 7/1/16 @ 100, MBIA	11,148,576
2,320,000	Honolulu City & County GO, 6.00%, 12/1/11, Escrowed to Maturity, FGIC	2,545,806
	Honolulu City & County GO, Series A
2,125,000	6.00%, 1/1/11, Escrowed to Maturity, FGIC	2,293,066
875,000	6.00%, 1/1/11, FGIC	943,268
4,820,000	5.75%, 4/1/11, Escrowed to Maturity, FGIC	5,181,982
1,865,000	5.75%, 4/1/12, FGIC	2,034,323
3,345,000	5.75%, 4/1/13, FGIC	3,698,500
850,000	5.75%, 4/1/13, Escrowed to Maturity, FGIC	941,724
1,670,000	5.63%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,713,153
3,500,000	5.38%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,733,730
6,250,000	5.00%, 7/1/19, Callable 7/1/15 @ 100, MBIA	6,699,187
	Honolulu City & County GO, Series B
1,000,000	5.13%, 7/1/10, Prerefunded 7/1/09 @ 101, FGIC	1,039,800
640,000	5.25%, 10/1/12, FGIC	687,571
2,595,000	5.13%, 7/1/18, Prerefunded 7/1/09 @ 101, FGIC	2,698,281
2,500,000	Honolulu City & County GO, Series C, 5.13%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,590,500
6,450,000	Honolulu City & County GO, Series D, 5.00%, 7/1/20, Callable 7/1/15 @ 100, MBIA	6,894,985
11,535,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/32, Callable 7/1/16 @ 100, MBIA	12,221,102
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,060,520
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,402,551
1,000,000	Maui County GO, 6.00%, 12/15/08, Escrowed to Maturity, FGIC	1,035,720
	Maui County GO, Series A
1,160,000	5.13%, 3/1/15, Prerefunded 3/1/08 @ 101, FGIC	1,185,404
2,040,000	5.38%, 3/1/17, Prerefunded 3/1/08 @ 101, FGIC	2,088,797
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, Callable 3/1/11 @ 100, FGIC	1,181,318
	University of Hawaii System Revenue, Series A
1,000,000	5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,085,360
1,205,000	5.50%, 7/15/22, Prerefunded 7/15/12 @ 100, FGIC	1,307,859

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$1,000,000	5.50%, 7/15/29, Prerefunded 7/15/12 @ 100, FGIC	$1,085,360

		143,912,786

Illinois (0.7%)
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,210,060

Indiana (0.4%)
1,000,000	Tri-Creek High School Building Corp. Revenue, 5.00%, 7/15/15, Prerefunded 7/15/13 @ 100, FSA	1,069,670

Kentucky (0.5%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, 5.50%, 11/1/16, Callable 11/1/12 @ 100, FSA, AMT	1,355,125

Massachusetts (0.4%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,066,080

Michigan (1.9%)
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,199,920
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,505,667

		5,705,587

Minnesota (1.1%)
3,000,000	St Paul Minnesota Housing & Redevelopment Authority, Health Care Facilities Revenue, HealthPartners Obligation Group PJ, 5.25%, 5/15/36, Callable 11/15/16 @ 100	3,106,890

Missouri (0.7%)
2,000,000	University of Missouri Revenue, Series B, 5.38%, 11/1/16, Callable 11/1/11 @ 100	2,135,840

New York (4.4%)
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,138,540
	New York, New York GO, Series J
5,165,000	5.00%, 6/1/21, Callable 6/1/16 @ 100	5,494,114
5,000,000	5.00%, 6/1/24, Callable 6/1/16 @ 100	5,291,400

		12,924,054

Ohio (1.8%)
3,165,000	Columbus Municipal Airport Authority Revenue, Port Columbus Improvement, Series B, 5.00%, 1/1/16, Callable 1/1/08 @ 101, AMBAC	3,223,837
	Hamilton County Sales Tax Revenue, Series B
795,000	5.25%, 12/1/18, Prerefunded 12/1/10 @ 100	836,729
205,000	5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	214,781
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,072,180

		5,347,527

Oregon (2.9%)
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Prerefunded 6/15/11 @ 100, FGIC	3,281,784
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Prerefunded 8/1/10 @ 100, FGIC	5,313,500

		8,595,284

Pennsylvania (0.7%)
2,000,000	Delaware County Pennsylvania Authority Hospitals Revenue, Crozer Keystone Obligation Group, Series A, 5.00%, 12/15/19, Callable 12/15/16 @ 100	2,080,440

Tennessee (0.5%)
1,600,000	Shelby County GO, Series B, 5.25%, 8/1/17, Callable 8/1/07 @ 101	1,621,712

Texas (2.9%)
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,525,815
2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, MBIA	2,473,084
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100	2,109,240
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,461,696

		8,569,835

Virginia (0.3%)
1,000,000	King George County Virginia Industrial Development Authority, 4.10%, 6/1/23, Mandatory Put 5/1/09 @ 100	994,520

Washington (5.2%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,629,707
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	2,118,960
1,125,000	Skagit County Public Hospital District GO, Series B, 5.38%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,229,074
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Prerefunded 12/1/09 @ 100, MBIA	1,049,460
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,055,104

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Washington, continued
$4,000,000	Washington State GO, Series A, 5.63%, 7/1/19, Prerefunded 7/1/10 @ 100	$4,227,520

		15,309,825

Total Municipal Bonds (Cost $238,258,954)		250,502,962

Total Investments (Cost $277,557,856) (b)—98.9%		292,156,774
Other assets in excess of liabilities — 1.1%		3,202,210

NET ASSETS — 100.0%		$295,358,984

(a)	Rate periodically changes. Rate disclosed is rate in effect on April 30, 2007.

(b)	Cost for federal income tax purposes is $277,557,856. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$14,691,987
Unrealized depreciation	(93,069)

Net unrealized appreciation	$14,598,918

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Subject to alternative minimum tax

CAB	Capital Appreciation Bond

FGIC	Insured by Financial Guaranty Insurance Co.

FSA	Insured by Federal Security Assurance

GO	General Obligation

MBIA	Insured by Municipal Bond Insurance Association

PSF-GTD	Insured by Public School Funding Guarantee

XLCA	Insured by XL Capital Assurance

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Mortgage-Backed Obligations (24.6%)
	Federal Home Loan Mortgage Corp. (12.8%)
$645,229	5.00%, 1/1/19	$637,918
1,380,983	5.00%, 1/1/19	1,365,336
1,289,084	4.50%, 4/1/19	1,252,216
1,098,074	4.50%, 12/1/19	1,065,648
997,952	6.00%, 6/1/21	1,014,857
1,520,799	5.16%(a), 11/1/35	1,498,778
1,689,017	6.50%, 9/1/36	1,725,686

		8,560,439

	Federal National Mortgage Assoc. (11.8%)
619,060	5.00%, 5/1/19	611,390
1,169,484	5.50%, 8/1/19	1,173,016
1,799,100	6.50%, 6/1/36	1,837,601
4,236,911	6.00%, 11/1/36	4,271,229

		7,893,236

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $16,342,838)		16,453,675

Corporate Bonds (20.3%)
Consumer Discretionary (7.8%)
1,250,000	Comcast Corp., 5.45%, 11/15/10	1,263,916
2,000,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	2,039,064
690,000	Lowe’s Companies, Inc., 5.40%, 10/15/16	687,475
1,250,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	1,213,075

		5,203,530

Consumer Staples (0.3%)
225,000	Kroger Co., 5.50%, 2/1/13	223,180

Financials (9.0%)
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	975,846
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	529,144
1,000,000	HSBC Finance Corp., 5.50%, 1/19/16	1,000,244
1,000,000	MetLife, Inc., 5.00%, 6/15/15	976,656
1,500,000	Morgan Stanley, 5.63%, 1/9/12	1,524,249
1,000,000	Toyota Motor Credit Corp., 5.50%, 9/22/11, Callable 9/22/08 @ 100	1,001,788

		6,007,927

Health Care (1.3%)
875,000	Eli Lilly & Co., 5.20%, 3/15/17	866,629

Industrials (0.4%)
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	126,431
160,000	Dominion Resource, Inc., 4.75%, 12/15/10	157,857

		284,288

Real Estate Investment Trust (1.5%)
1,000,000	Simon Property Group LP, 4.88%, 3/18/10	993,416

Total Corporate Bonds (Cost $13,478,289)		13,578,970

U.S. Government Agencies (52.4%)
	Federal Farm Credit Bank (5.1%)
200,000	6.52%, 9/24/07, MTN	201,052
130,000	3.61%, 4/15/08, Callable 5/15/07 @ 100	128,221
610,000	3.50%, 7/28/08, Callable 5/15/07 @ 100	599,146
200,000	3.38%, 3/16/09, Callable 5/15/07 @ 100	194,739
415,000	4.25%, 2/22/10, Callable 5/15/07 @ 100	408,184
1,000,000	4.70%, 8/11/10, Callable 5/15/07 @ 100	990,549
400,000	5.45%, 11/2/10, Callable 5/15/07 @ 100	399,920
500,000	5.50%, 1/3/11, Callable 5/15/07 @ 100	499,948

		3,421,759

	Federal Home Loan Bank (44.3%)
858,000	5.26%(b), 5/1/07	857,879
50,000	2.60%, 6/4/07, Callable 5/14/07 @ 100	49,876
255,000	6.50%, 8/15/07	255,940
254,167	3.75%, 2/6/08, Callable 5/14/07 @ 100	251,527
1,000,000	5.30%, 2/15/08	1,000,289
250,000	3.50%, 4/15/08, Callable 5/14/07 @ 100	246,394
1,000,000	6.19%, 5/6/08	1,011,267
275,000	5.05%, 5/28/08, Callable 5/28/07 @ 100	274,734
600,000	5.50%, 6/13/08, Callable 6/13/07 @ 100	600,314
1,050,000	5.30%, 7/17/08, Callable 7/17/07 @ 100	1,050,236
100,000	4.00%, 2/20/09, Callable 5/20/07 @ 100	98,467
275,000	5.25%, 2/27/09, Callable 5/27/07 @ 100	274,782
5,000,000	5.50%, 5/1/09, Callable 5/1/07 @ 100	5,000,225
100,000	4.00%, 10/30/09, Callable 7/30/07 @ 100	98,045
1,000,000	5.00%, 11/3/09	1,005,036
1,000,000	5.55%, 11/13/09, Callable 5/13/07 @ 100	1,000,100
500,000	4.38%, 2/2/10, Callable 5/14/07 @ 100	493,215
5,875,000	5.00%, 3/12/10	5,911,014
200,000	4.20%, 5/7/10, Callable 5/14/07 @ 100	196,410
200,000	4.00%, 7/30/10, Callable 7/30/07 @ 100	195,232
160,000	4.22%, 7/30/10, Callable 5/14/07 @ 100	157,013
200,000	4.06%, 8/6/10, Callable 5/6/07 @ 100	195,490
1,750,000	4.13%, 8/13/10	1,717,348
1,750,000	4.75%, 12/10/10	1,748,402
1,000,000	4.75%, 12/30/10, Callable 5/14/07 @ 100	990,545
1,000,000	4.63%, 2/18/11	995,104
1,700,000	4.88%, 3/11/11	1,706,052
700,000	5.25%, 6/10/11	711,915
1,500,000	5.63%, 3/5/12	1,500,660

		29,593,511

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies, continued
	Federal Home Loan Mortgage Corp. (3.0%)
$1,000,000	5.25%, 1/18/11, Callable 1/18/08 @ 100	$1,000,002
1,000,000	4.75%, 3/5/12	997,219

		1,997,221

Total U.S. Government Agencies (Cost $34,958,610)		35,012,491

U.S. Treasury Obligations (1.6%)
	U.S. Treasury Notes (1.6%)
20,000	2.75%, 8/15/07	19,876
14,000	3.00%, 2/15/08	13,787
65,000	2.63%, 5/15/08	63,543
75,000	3.25%, 8/15/08	73,570
67,000	3.13%, 10/15/08	65,493
175,000	3.00%, 2/15/09	170,099
300,000	3.88%, 5/15/10	294,703
393,000	3.63%, 6/15/10	383,144

Total U.S. Treasury Obligations (Cost $1,105,410)		1,084,215

Total Investments (Cost $65,885,147) (c)—98.9%		66,129,351
Other assets in excess of liabilities — 1.1%		760,993

NET ASSETS — 100.0%		$66,890,344

(a)	Rate periodically changes. Rate disclosed is rate in effect on April 30, 2007.

(b)	Rate disclosed represents effective yield at purchase.

(c)	Cost for federal income tax purposes is $65,885,147. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$346,031
Unrealized depreciation	(101,827)

Net unrealized appreciation	$244,204

LP	Limited Partnership

MTN	Medium Term Note

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (9.1%)
Hawaii (6.5%)
$610,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	$665,028
1,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series B, 5.75%, 12/1/18, Callable 12/01/09 @ 101, AMBAC	1,052,710
2,105,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 1/1/08	2,114,157

		3,831,895

New York (0.9%)
500,000	Middletown Housing Authority Revenue, Summitfield & Moore Heights, 3.90%, 7/1/09, FNMA	499,795

Utah (1.7%)
1,000,000	Utah State Board of Regents Student Loan Revenue, Series N, 5.90%, 11/1/07, AMBAC	1,011,020

Total Alternative Minimum Tax Paper (Cost $5,335,297)		5,342,710

Municipal Bonds (85.4%)
Alabama (0.9%)
495,000	Mobile Alabama Airport Authority, Airport Revenue, 5.00%, 11/1/11, Callable 11/1/07 @ 101, Barclays Bank PLC, AMT	502,326

American Samoa (2.0%)
1,150,000	Territory of American Samoa, 6.00%, 9/1/07, ACA	1,157,774

Arizona (0.8%)
500,000	Vistancia Community Facilities District GO, 4.00%, 7/15/13	498,890

Florida (3.9%)
1,695,000	Herons Glen Rec District Florida Special Assessment, 5.90%, 5/1/19, Prerefunded 5/1/09 @ 101, FGIC	1,767,359
500,000	Leesburg Hospital Revenue, Project A, 5.00%, 7/1/08	504,235

		2,271,594

Georgia (1.8%)
1,000,000	Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.00%, 3/15/13	1,057,140

Guam (3.8%)
	Guam Economic Development Authority, Capital Appreciation, Convertible CAB
	Series A
860,000	0.00%(a), 5/15/09, 5.00% effective 11/15/07	847,840
	Series B
1,350,000	0.00%(a), 5/15/15, 5.40% effective 11/15/07	1,381,104

		2,228,944

Hawaii (40.5%)
1,000,000	Hawaii County GO, Series A, 5.38%, 5/15/13, Prerefunded 5/15/09 @ 101, FSA	1,042,990
705,000	Hawaii County GO, Series B, 5.00%, 7/15/09	724,007
1,000,000	Hawaii State Airports System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, AMT	1,088,600
1,000,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, Escrowed to Maturity, FSA-CR	1,048,320
1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,020,370
1,150,000	Hawaii State GO, Series CP, 5.50%, 10/1/07, FGIC	1,158,303
1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Prerefunded 4/1/08 @ 101, MBIA	1,024,220
1,000,000	Hawaii State GO, Series CT, 5.25%, 9/1/07, FSA	1,004,810
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,065,750
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,277,038
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,072,170
3,700,000	Hawaii State GO, Series DG, 5.00%, 7/1/09, AMBAC	3,799,604
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,009,530
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	767,565
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, FSA	1,048,638
1,200,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 4.80%, 7/1/07, FNMA	1,200,672
	Honolulu City & County Waste Water System Revenue
1,150,000	5.00%, 7/1/09, FGIC	1,180,475
1,000,000	5.25%, 7/1/15, Callable 7/1/09 @ 101, FGIC	1,039,190
1,000,000	Honolulu City & County Waste Water System Revenue, Series SR, 5.00%, 7/1/07, AMBAC	1,001,770
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,183,042

		23,757,064

Michigan (5.7%)
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Prerefunded 10/15/07 @ 101	1,523,655
1,000,000	Michigan State Certificate of Participation, 5.50%, 6/1/27, Prerefunded 6/1/10 @ 100, AMBAC	1,052,470

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, Continued

April 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Michigan, continued
$750,000	Michigan State Hospital Finance Authority Revenue, 5.50%, 11/1/12	$801,570

		3,377,695

Minnesota (4.5%)
2,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	2,652,275

New Jersey (1.7%)
1,000,000	New Jersey State Certificate of Participation, 5.00%, 6/15/09	1,025,170

New York (7.0%)
1,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Series A, 4.45%, 7/1/17, Mandatory Put 7/1/09 @ 100	1,003,220
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,071,310
	New York, New York GO, Series C
1,000,000	5.00%, 1/1/11	1,040,600
1,000,000	4.25%, 1/1/12	1,018,160

		4,133,290

Oklahoma (2.3%)
1,345,000	Tulsa Oklahoma Individual Authority Educational Facilities Revenue, Series B, 5.00%, 12/1/14, Callable 12/1/08 @ 101	1,381,086

Pennsylvania (1.9%)
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,107,446

Puerto Rico (5.1%)
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, MBIA	1,369,260
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	548,960
1,000,000	University Puerto Rico University Revenue, Series P, 5.00%, 6/1/12	1,048,790

		2,967,010

Texas (1.8%)
1,000,000	San Antonio Electric & Gas Revenue, 5.25%, 2/1/12	1,064,580

Utah (1.7%)
1,000,000	Utah State GO, Series F, 5.00%, 7/1/12, Prerefunded 7/1/07 @ 100	1,002,140

Total Municipal Bonds (Cost $49,943,664)		50,184,424

U.S. Government Agencies (3.4%)
2,000,000	Federal Home Loan Bank, 4.63%, 11/21/08	1,991,960

Total U.S. Government Agencies (Cost $1,998,425)		1,991,960

Investment Companies (0.8%)
450,450	Dreyfus Tax Exempt Cash Management Fund, Institutional Fund, 3.43% (b)	450,450

Total Investment Companies (Cost $450,450)		450,450

Total Investments (Cost $57,727,836) (c)—98.7%		57,969,544
Other assets in excess of liabilities — 1.3%		748,403

NET ASSETS — 100.0%		$58,717,947

(a)	Rate periodically changes. Rate disclosed is rate in effect on April 30, 2007.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2007.

(c)	Cost for federal income tax purposes is $57,727,836. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$290,759
Unrealized depreciation	(49,051)

Net unrealized appreciation	$241,708

ACA	Insured by American Capital Access

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Subject to alternative minimum tax

CAB	Capital Appreciation Bond

FGIC	Insured by Financial Guaranty Insurance Co.

FNMA	Insured by Federal National Mortgage Association

FSA	Insured by Federal Security Assurance

FSA-CR	Insured by Federal Security Assurance Custodial Receipts

GO	General Obligation

MBIA	Insured by Municipal Bond Insurance Association

PLC	Public Liability Co.

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (98.3%)
	Federal Farm Credit Bank (5.7%)
$1,480,000	4.60%, 8/8/08, Callable 5/15/07 @ 100	$1,471,138
3,800,000	5.20%, 8/16/11	3,856,871

		5,328,009

	Federal Home Loan Bank (92.6%)
1,857,000	5.26%(a), 5/1/07	1,856,739
90,000	6.20%, 10/10/07	90,387
100,000	3.02%, 11/6/07, Callable 5/6/07 @ 100	98,873
1,830,000	5.00%, 11/23/07, Callable 5/23/07 @ 100	1,827,275
4,000,000	5.05%, 12/14/07, Callable 6/14/07 @ 100	3,995,220
1,950,000	5.00%, 12/17/07, Callable 5/17/07 @ 100	1,947,003
6,375,000	5.00%, 1/28/08, Callable 7/28/07 @ 100	6,365,406
1,000,000	5.30%, 2/15/08	1,000,289
10,000	4.00%, 2/22/08, Callable 5/22/07 @ 100	9,911
1,500,000	4.61%, 2/28/08, Callable 5/28/07 @ 100	1,493,748
1,000,000	5.10%, 3/6/08	999,880
1,185,000	4.25%, 4/21/08, Callable 7/21/07 @ 100	1,175,547
5,060,000	5.50%, 5/30/08, Callable 5/30/07 @ 100	5,061,533
600,000	5.50%, 6/13/08, Callable 6/13/07 @ 100	600,314
1,795,000	5.30%, 7/17/08, Callable 7/17/07 @ 100	1,795,404
4,000,000	5.13%, 11/28/08, Callable 11/28/07 @ 100	3,998,440
1,000,000	5.13%(b), 3/2/09, Callable 5/14/07 @ 100	998,448
7,650,000	5.50%, 5/4/09, Callable 5/4/07 @ 100	7,650,252
3,825,000	5.25%, 8/5/09	3,860,879
5,875,000	5.25%, 11/13/09, Callable 11/14/07 @ 100	5,875,834
4,000,000	5.00%, 3/12/10	4,024,520
2,500,000	4.38%, 3/17/10	2,476,120
4,855,000	5.50%, 7/30/10, Callable 7/31/07 @ 100	4,855,335
4,650,000	4.38%, 9/17/10	4,597,427
1,985,000	4.85%, 2/4/11	1,990,816
4,000,000	4.63%, 2/18/11	3,980,416
9,450,000	5.25%, 6/10/11	9,610,858
2,000,000	5.60%, 6/28/11	2,060,420
750,000	5.38%, 8/19/11	766,781
1,000,000	4.88%, 11/18/11	1,003,161

		86,067,236

Total U.S. Government Agencies (Cost $91,023,419)		91,395,245

U.S. Treasury Obligation (0.1%)
59,000	U.S. Treasury Notes, 3.13%, 5/15/07	58,956

Total Investments (Cost $91,082,411) (c)—98.4%		91,454,201
Other assets in excess of liabilities — 1.6%		1,481,186

NET ASSETS — 100.0%		$92,935,387

(a)	Rate disclosed represents effective yield at purchase.

(b)	Rate periodically changes. Rate disclosed is rate in effect on April 30, 2007.

(c)	Cost for federal income tax purposes is $91,082,411. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$416,721
Unrealized depreciation	(44,931)

Net unrealized appreciation	$371,790

See Accompanying Notes to Schedules of Portfolio Investments

Notes to Schedules of Portfolio Investments

April 30, 2007

(Unaudited)

1. Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (collectively, the “Funds” and individually, a “Fund”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. The Trust is authorized to issue an unlimited number of shares without par value in four classes of shares for each Fund: Class A, Class B, Class C and Class Y. The sale of Class B Shares has been suspended since June 1, 2003 (except for reinvestment of dividends and exchanges of Class B Shares between Funds).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities in which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees. Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between costs and fair values of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such changes are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Foreign Currency Contracts:

The New Asia Growth Fund and International Stock Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract term over one week) contracts. A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

Futures Contracts:

Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The Small Cap Fund has entered into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin”, and are recorded by the Fund as unrealized gains or losses. When a futures contract closes, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At April 30, 2007, the International Stock Fund held restricted securities representing 0.6% of net assets. The restricted security held as of April 30, 2007 is identified below:

Issue Description	Acquisition Date	Shares	Cost ($)	Value ($)
International Stock Fund:
Evraz Group SA, GDR	*	41,190	1,030,815	1,451,948

*	Purchased on various dates beginning 4/25/06.

Security Transactions:

During the period, security transactions are accounted for no later than one business day following the trade date. For reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period.

New Accounting Pronouncements:

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the semi-annual financial reporting date which occurs during any fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have a material impact on the Funds’ financial statements.

In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements. Management does not believe that the adoption of SFAS No. 157 will materially impact the Funds’ financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3. Risks

The New Asia Growth Fund, International Stock Fund, and Small Cap Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future adverse political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities and Tax-Free Short Intermediate Securities Funds’ concentration of investments in securities of issuers located in Hawaii may subject each Fund to the effects of economic developments and government policies within Hawaii.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	6/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President
Date	6/26/07

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	6/27/07